UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02119

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2014

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.7%
Airport Revenue - 2.4%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/30	$1,000,000	$1,141,810
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	70,000	77,377
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	45,000	49,693

		$1,268,880
General Obligations - General Purpose - 11.6%
Auburn, AL, “H”, 5.625%, 12/01/33	$1,000,000	$1,171,970
Enterprise, AL, 5%, 2/01/29	250,000	272,643
Florence, AL, “B”, 4%, 8/01/15	230,000	234,945
Guam Government, “A”, 6.75%, 11/15/29	260,000	303,248
Guam Government, “A”, 7%, 11/15/39	60,000	70,594
Huntsville, AL, School Warrants, “C”, 5%, 11/01/30	1,000,000	1,192,370
Jasper, AL, Warrants, 5%, 3/01/32	500,000	572,610
Madison, AL, Refunding Warrants, 5.15%, 2/01/39	1,000,000	1,115,870
Montgomery County, AL, Warrants, SYNCORA, 5%, 3/01/28	500,000	543,490
State of California, 6%, 11/01/39	550,000	665,027

		$6,142,767
General Obligations - Schools - 13.4%
Huntsville, AL, School Warrants, “B”, 5%, 9/01/29	$500,000	$572,330
Huntsville, AL, School Warrants, “C”, 5%, 11/01/22	500,000	604,045
Huntsville, AL, School Warrants, “C”, 5%, 11/01/29	200,000	237,780
Jefferson County, AL, School Warrants, AGM, 5.5%, 2/15/20	1,750,000	1,751,032
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/29	880,000	958,003
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 9/01/34	1,000,000	1,115,510
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	490,000	187,048
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/31	500,000	561,000
Sumter County, AL, School Warrants, 5.2%, 2/01/39	1,000,000	1,069,420

		$7,056,168
Healthcare Revenue - Hospitals - 20.1%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/25	$1,500,000	$1,504,530
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/39	750,000	802,065
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	250,000	255,122
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/39	750,000	871,350
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	300,000	326,664
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/36 (Put Date 9/01/18)	1,000,000	1,101,280
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	435,000	504,322
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	875,000	904,365
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/30	1,000,000	1,108,510
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	255,000	298,704
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	265,000	280,081
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/30	500,000	556,760
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	370,000	425,877
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	85,000	98,501
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	55,000	61,464
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/25	500,000	561,650
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	505,000	595,572
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	340,000	356,677

		$10,613,494
Healthcare Revenue - Long Term Care - 1.5%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	$750,000	$806,055

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - 1.0%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$420,000	$504,785

Industrial Revenue - Paper - 1.2%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	$250,000	$291,073
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	300,000	334,608

		$625,681
Miscellaneous Revenue - Other - 1.4%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$65,000	$69,735
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	95,000	101,427
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	495,000	562,365

		$733,527
Port Revenue - 1.1%
Alabama Port Authority Docks Facility, 6%, 10/01/40	$500,000	$573,655

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$325,000	$364,972
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	515,000	654,374

		$1,019,346
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/33	$400,000	$418,740

State & Local Agencies - 13.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/29	$1,000,000	$1,142,190
Alabama Public School & College Authority Rev., “A”, 5%, 2/01/26	500,000	606,285
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/29 (Prerefunded 5/01/19)	1,000,000	1,159,470
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/25	800,000	964,848
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/27	500,000	607,810
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/32	500,000	555,190
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/30	385,000	435,319
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	35,000	39,913
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	145,000	167,017
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	225,000	205,308
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/27	1,050,000	1,258,782

		$7,142,132
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$95,000	$106,131
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	30,000	33,579
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	65,000	70,757
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	65,000	71,602
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	400,000	440,080
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	235,000	262,704

		$984,853
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	$90,000	$67,679

Toll Roads - 1.4%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	$280,000	$167,698
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	465,000	253,551
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	110,000	126,102
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	180,000	195,982

		$743,333

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 9.4%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/34	$1,300,000	$1,442,688
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/39	1,000,000	1,155,670
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/38	1,000,000	1,099,350
University of South Alabama, University Rev., AMBAC, 5%, 12/01/29	1,000,000	1,079,150
University of South Alabama, University Rev., BHAC, 5%, 8/01/38	150,000	165,480

		$4,942,338
Universities - Secondary Schools - 0.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$190,000	$242,326

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$70,000	$74,666

Utilities - Municipal Owned - 5.6%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/37	$1,000,000	$1,107,810
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 11/01/25 (Prerefunded 11/01/15)	1,000,000	1,039,530
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	265,000	315,639
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	230,000	258,920
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	130,000	152,352
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,442
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	50,000	46,674
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,681
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	30,000	28,088

		$2,963,136
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$295,000	$336,259

Water & Sewer Utility Revenue - 8.2%
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/39	$1,000,000	$1,073,920
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	750,000	840,592
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	50,835
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	50,139
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	300,000	335,946
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,561
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	11,057
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	21,980
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	21,863
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 3/01/24 (Prerefunded 3/01/15)	1,000,000	1,007,500
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 6/15/44	270,000	307,676
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/32	500,000	564,005

		$4,302,074
Total Municipal Bonds		$51,561,894

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	806,887	$806,887
Total Investments		$52,368,781

Other Assets, Less Liabilities - 0.8%		435,433
Net Assets - 100.0%		$52,804,214

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$51,561,894	$—	$51,561,894
Mutual Funds	806,887	—	—	806,887
Total Investments	$806,887	$51,561,894	$—	$52,368,781

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,616,672
Gross unrealized appreciation	4,752,911
Gross unrealized depreciation	(802)
Net unrealized appreciation (depreciation)	$4,752,109

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	977,768	11,545,694	(11,716,575)	806,887

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$429	$806,887

6

QUARTERLY REPORT

December 31, 2014

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.1%
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$235,000	$259,767
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	160,000	176,686
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	95,000	105,158
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	105,000	119,875
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	86,758
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	125,000	134,604

		$882,848
General Obligations - General Purpose - 5.6%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/17	$1,840,000	$1,804,598
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	1,000,000	1,179,460
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/21	2,000,000	2,402,000
Arkansas Four-Lane Highway Construction & Improvement, 4%, 6/15/20	2,000,000	2,263,680
Guam Government, “A”, 6.75%, 11/15/29	515,000	600,665
Guam Government, “A”, 5.25%, 11/15/37	255,000	257,474
Guam Government, “A”, 7%, 11/15/39	65,000	76,477
State of California, 6%, 11/01/39	1,160,000	1,402,602

		$9,986,956
General Obligations - Schools - 10.4%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 6/01/15	$1,100,000	$1,098,801
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/24	3,185,000	3,479,517
Crittenden County, AR, Community College District, 4.6%, 2/01/35	285,000	288,634
Crittenden County, AR, Community College District, 4.7%, 2/01/40	625,000	631,475
Crittenden County, AR, Community College District, 4%, 2/01/42	1,450,000	1,512,771
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 5/15/28	1,380,000	1,400,783
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/22	1,635,000	1,916,743
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/23	1,730,000	2,025,103
Pulaski, AR, Special School District Construction, 5%, 2/01/35	2,000,000	2,006,160
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	2,100,000	923,622
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/37	2,000,000	2,130,780
Van Buren, AR, School District No. 42, 4.5%, 4/01/31	375,000	378,019
Van Buren, AR, School District No. 42, 4.625%, 4/01/33	745,000	751,161

		$18,543,569
Healthcare Revenue - Hospitals - 13.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/33	$1,645,000	$1,832,152
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/32	540,000	562,167
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	420,000	486,931
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	510,000	597,409
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/28	1,000,000	1,132,990
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/32	1,085,000	1,215,580
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/26	2,150,000	2,458,396
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	510,000	586,036
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	545,000	628,745
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	395,000	454,957
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	470,000	496,748
Mena, AR, Hospital Rev., 4.25%, 8/01/21	400,000	404,248
Mena, AR, Hospital Rev., 4.6%, 8/01/24	615,000	622,546
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	355,000	408,612

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	$490,000	$553,646
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	685,000	686,137
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/20	1,000,000	1,082,640
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/43	750,000	830,843
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,645,000	1,831,017
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/34	750,000	841,980
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/39	1,375,000	1,536,123
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,245,000	1,397,376
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2/01/35	1,000,000	1,001,090
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	990,000	1,167,557
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	675,000	708,109

		$23,524,035
Industrial Revenue - Other - 1.0%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,515,000	$1,820,833

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$120,197

Miscellaneous Revenue - Entertainment & Tourism - 1.7%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/34	$2,525,000	$3,006,088

Miscellaneous Revenue - Other - 1.0%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	$1,615,000	$1,834,785

Sales & Excise Tax Revenue - 8.8%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/25	$800,000	$861,864
Bentonville, AR, Sales & Use Tax, 4%, 11/01/26	1,310,000	1,403,351
Cabot , AR, Sales & Use Tax , 5%, 6/01/26	700,000	812,301
Cabot ,AR, Sales & Use Tax, 5%, 6/01/27	1,300,000	1,500,161
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	760,000	853,472
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/20	250,000	277,158
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/21	560,000	623,890
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/23	380,000	453,781
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/24	2,040,000	2,373,193
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	210,000	233,295
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,000,000	1,291,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	415,000	310,669
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	4,705,000	312,647
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/23	1,000,000	1,152,430
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/28	1,000,000	1,151,980
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/32	1,840,000	2,051,379

		$15,663,061
Single Family Housing - State - 0.6%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 7/01/27	$175,000	$176,071
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 1/01/35	95,000	96,844
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/31	570,000	573,779
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 7/01/28	190,000	191,649

		$1,038,343
State & Local Agencies - 2.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/34	$2,605,000	$2,965,167
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/34	500,000	537,790

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	$865,000	$1,007,708

		$4,510,665
Tax - Other - 5.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$490,000	$547,413
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	65,000	72,755
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 8/01/15	545,000	567,340
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	3,000,000	3,460,020
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/23	810,000	862,569
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/24	1,685,000	1,790,093
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	135,000	146,957
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	150,000	157,992
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	135,000	148,712
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	940,000	1,034,188
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	505,000	564,534

		$9,352,573
Tobacco - 2.5%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/26	$2,440,000	$1,650,977
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/27	2,470,000	1,601,573
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/28	500,000	310,255
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	290,000	275,085
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	480,000	478,982
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	305,000	229,357

		$4,546,229
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$230,000	$286,134
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	180,000	219,130

		$505,264
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/37	$490,000	$532,483

Universities - Colleges - 20.6%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 4/01/35	$1,000,000	$1,008,330
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/31	2,500,000	2,731,500
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/32	2,595,000	2,809,113
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/27	545,000	606,154
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,070,000	1,153,514
New York Dormitory Authority Rev., 5.25%, 7/01/48	1,605,000	1,764,441
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	830,000	1,110,972
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	85,000	72,588
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	140,000	112,045
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	60,000	48,014
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,484
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/24	1,000,000	1,078,270
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/41	1,000,000	1,119,820

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/29	$605,000	$704,819
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/29	200,000	232,232
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/25	2,000,000	2,426,980
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/22	505,000	610,893
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/23	520,000	638,466
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/25	780,000	943,730
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/21	1,310,000	1,563,944
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/26	1,000,000	1,166,730
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/28	860,000	975,188
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/23	250,000	273,138
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/24	250,000	271,650
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/25	500,000	539,365
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/26	305,000	325,255
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 12/01/34	750,000	808,695
University of Arkansas Rev., “A”, 5%, 11/01/33	1,000,000	1,126,650
University of Arkansas, Administration Building Rev. , “A”, 5%, 11/01/38	1,000,000	1,119,540
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 12/01/30	1,000,000	1,043,180
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/32	1,000,000	1,170,380
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/35	600,000	619,680
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/17	725,000	787,713
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/19	320,000	360,758
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/36	2,500,000	2,682,175
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/40	1,950,000	2,065,401
University of Puerto Rico Rev., “Q”, 5%, 6/01/36	1,145,000	685,294

		$36,780,101
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/26	$500,000	$521,445

Utilities - Investor Owned - 1.0%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	$750,000	$752,295
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 7/01/22	1,000,000	1,011,210

		$1,763,505
Utilities - Municipal Owned - 8.2%
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/31	$1,500,000	$1,602,195
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/32	1,130,000	1,286,788
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/36	1,500,000	1,596,945
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/36	1,165,000	1,310,509
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/30	2,805,000	3,271,752
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	450,000	517,554
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	790,000	889,335
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	245,000	287,125
North Little Rock, AR, Electric Rev., “A”, ETM, NATL, 6.5%, 7/01/15	1,360,000	1,401,806
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/21	1,040,000	1,172,756
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/22	1,090,000	1,228,136

		$14,564,901
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$300,000	$347,079
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	155,000	180,411

		$527,490
Water & Sewer Utility Revenue - 15.0%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/32	$1,020,000	$1,161,372
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/22	1,500,000	1,806,135

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/23	$795,000	$953,507
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/24	1,000,000	1,191,360
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/25	1,500,000	1,778,070
Central Arkansas Water Rev., 5%, 10/01/22	1,215,000	1,475,982
Central Arkansas Water Rev., 5%, 10/01/23	1,275,000	1,569,818
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/21	1,545,000	1,768,376
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/22	455,000	511,980
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/32	2,000,000	2,224,060
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	140,000	158,154
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	140,000	155,989
Hot Springs, AR, Wastewater Rev., 4%, 12/01/19	510,000	558,149
Hot Springs, AR, Wastewater Rev., 5%, 12/01/20	500,000	577,390
Hot Springs, AR, Wastewater Rev., 5%, 12/01/21	650,000	755,105
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/37	1,260,000	1,350,896
Little Rock, AR, Sewer Rev., 5.5%, 10/01/30	750,000	857,700
Little Rock, AR, Sewer Rev., 5.75%, 10/01/38	1,000,000	1,151,470
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/33	750,000	788,678
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/37	3,000,000	3,250,080
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	55,201
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	33,172
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	75,000	82,425
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	65,000	71,055
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/37	1,000,000	1,075,300
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/38	1,325,000	1,493,222

		$26,854,646
Total Municipal Bonds		$176,880,017

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,009,605	$2,009,605
Total Investments		$178,889,622

Other Assets, Less Liabilities - (0.2)%		(307,903)
Net Assets - 100.0%		$178,581,719

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,880,017	$—	$176,880,017
Mutual Funds	2,009,605	—	—	2,009,605
Total Investments	$2,009,605	$176,880,017	$—	$178,889,622

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$168,335,984
Gross unrealized appreciation	11,467,857
Gross unrealized depreciation	(914,219)
Net unrealized appreciation (depreciation)	$10,553,638

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	376,083	37,590,387	(35,956,865)	2,009,605

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,741	$2,009,605

7

QUARTERLY REPORT

December 31, 2014

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Airport Revenue - 5.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$780,000	$894,184
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	3,000,000	3,473,250
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	1,310,000	1,465,877
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	1,500,000	1,742,010
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	850,000	955,587
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	2,000,000	2,346,680
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/23	2,345,000	2,556,003
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	2,560,000	2,841,830

		$16,275,421
General Obligations - General Purpose - 7.2%
Guam Government, “A”, 6.75%, 11/15/29	$85,000	$99,139
Guam Government, “A”, 5.25%, 11/15/37	815,000	822,906
Guam Government, “A”, 7%, 11/15/39	95,000	111,774
State of California, 5%, 11/01/21	2,485,000	2,984,286
State of California, 5%, 8/01/34	2,200,000	2,428,866
State of California, 5.25%, 4/01/35	2,545,000	2,976,174
State of California, 6%, 11/01/39	3,000,000	3,627,420
State of California, 5.5%, 3/01/40	3,670,000	4,218,225
State of California, 5.25%, 11/01/40	2,775,000	3,198,798

		$20,467,588
General Obligations - Schools - 10.8%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$5,315,000	$1,714,619
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	4,600,000	1,229,718
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	4,335,000	2,789,052
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	1,090,000	1,160,011
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/32	1,000,000	407,450
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/33	3,000,000	1,157,610
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	2,465,000	2,774,703
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/31	2,120,000	1,057,816
Huntington Beach, CA, Union High School District (Orange County), 5%, 8/01/21	1,130,000	1,368,667
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	870,000	452,687
Los Angeles, CA, Unified School District, “B”, 5%, 7/01/22	1,000,000	1,220,050
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	1,570,000	768,201
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	500,000	224,050
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/28	1,440,000	835,747
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/29	3,385,000	1,992,716
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	600,000	721,716
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	1,235,000	503,695
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 8/01/18	2,350,000	2,235,837
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	1,235,000	1,392,216
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/21	4,300,000	3,774,228
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 8/01/27	2,000,000	1,099,020
Victor, CA, Elementary School District (Election of 2001), Capital Appreciation, “B”, 0%, 8/01/28	2,755,000	1,697,686

		$30,577,495
Healthcare Revenue - Hospitals - 12.3%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/38	$1,720,000	$2,068,850
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/29	1,500,000	1,771,770
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/29	2,000,000	2,447,360
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/39	1,000,000	1,152,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/33	$1,500,000	$1,804,230
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/38 (Prerefunded 10/01/18)	30,000	36,023
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 6/01/33	1,250,000	1,543,138
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/33	2,000,000	2,289,920
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	1,000,000	1,133,930
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/39	1,000,000	1,109,840
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	1,650,000	1,795,745
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	1,740,000	1,982,417
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	390,000	449,573
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	2,550,000	2,830,526
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/36	3,000,000	3,344,640
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,805,000	1,930,664
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	1,000,000	1,235,760
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	2,550,000	2,736,635
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/39	1,000,000	1,144,950
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	2,000,000	2,006,560

		$34,814,531
Healthcare Revenue - Long Term Care - 3.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$850,000	$982,201
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	1,270,000	1,328,179
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	1,405,000	1,416,690
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,500,000	1,690,830
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	1,785,000	1,905,934
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	750,000	808,530
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/34	1,090,000	1,204,276

		$9,336,640
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	$620,000	$620,291

Miscellaneous Revenue - Other - 2.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	$4,115,000	$4,309,187
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	1,340,000	1,468,586
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/44	1,865,000	2,088,203

		$7,865,976
Sales & Excise Tax Revenue - 1.2%
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/20	$2,750,000	$3,277,450

Single Family Housing - State - 3.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$1,760,000	$1,790,466
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	2,000,000	2,052,920
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,500,000	1,516,335
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	3,240,000	3,395,812
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	455,000	474,251

		$9,229,784
State & Agency - Other - 0.4%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/18	$970,000	$1,025,727

State & Local Agencies - 6.7%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/19	$385,000	$426,838
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	2,120,000	2,462,825

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/26	$2,000,000	$2,388,560
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/34	1,500,000	1,789,710
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/20	1,565,000	1,571,229
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	2,320,000	1,898,433
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 6/01/35	1,745,000	1,778,626
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,000,000	3,284,610
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,100,000	2,138,997
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/40	1,000,000	1,118,350

		$18,858,178
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$445,000	$497,141
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	162,300

		$659,441
Tax Assessment - 13.4%
Concord, CA, Redevelopment Successor Agency Tax Allocation Refunding (Contra Costa County), N, 5%, 3/01/20	$545,000	$633,361
Concord, CA, Redevelopment Successor Agency Tax Allocation Refunding (Contra Costa County), N, 5%, 3/01/21	820,000	962,245
Concord, CA, Redevelopment Successor Agency Tax Allocation Refunding (Contra Costa County), N, 5%, 3/01/22	520,000	614,728
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/27	3,350,000	3,375,628
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	1,750,000	1,828,628
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/31	1,000,000	1,089,950
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	340,000	397,589
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/37	1,000,000	1,055,860
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/35	1,000,000	1,096,110
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	340,000	408,031
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	340,000	408,983
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. (Hollywood/North Hollywood Project), “A”, 5%, 7/01/21	2,300,000	2,745,556
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	840,000	939,574
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/29	1,350,000	1,574,343
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	650,000	760,968
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/33	1,000,000	1,128,830
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/32	2,625,000	3,021,664
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	1,385,000	1,584,592
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	2,360,000	2,450,718
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 9/01/20	1,250,000	1,253,825
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 8/01/32	1,000,000	1,179,580
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 8/01/39	1,000,000	1,182,600
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	750,000	817,845
San Marcos, CA, Public Financing Authority Special Tax Rev., “A”, N, 5%, 9/01/31	1,930,000	2,221,642
San Marcos, CA, Public Financing Authority Special Tax Rev., “A”, N, 5%, 9/01/32	2,060,000	2,362,058
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/22	1,360,000	1,619,434
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/23	1,000,000	1,195,130

		$37,909,472
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	$1,080,000	$881,982
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	400,000	350,236
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	1,915,000	1,576,332
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,800,000	2,114,676

		$4,923,226

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 0.7%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$1,680,000	$1,913,705

Universities - Colleges - 10.3%
California Educational Facilities Authority Rev., 5%, 2/01/17	$545,000	$579,117
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	325,000	355,001
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/33	1,500,000	1,698,630
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	800,000	845,344
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,150,000	1,198,703
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/40	3,000,000	3,590,340
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/35	1,565,000	1,775,164
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	1,760,000	2,182,752
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/29	1,265,000	1,446,705
California Educational Facilities Authority Rev., ETM, 5%, 2/01/17	140,000	152,923
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	2,000,000	2,247,640
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/30	1,500,000	1,754,970
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	1,500,000	1,724,475
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/34	1,500,000	1,744,830
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	2,125,000	2,593,818
California State University Rev., “A”, 5%, 11/01/24	2,130,000	2,520,493
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,270,000	1,340,028
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 1/01/17	1,375,000	1,483,405

		$29,234,338
Universities - Dormitories - 1.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	$2,000,000	$2,008,760
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,000,000	2,203,700

		$4,212,460
Universities - Secondary Schools - 1.6%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	$825,000	$864,666
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/34	530,000	551,937
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	470,000	488,062
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	1,270,000	1,344,600
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	1,300,000	1,360,372

		$4,609,637
Utilities - Cogeneration - 0.4%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$675,000	$724,160
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	350,000	361,046

		$1,085,206
Utilities - Investor Owned - 0.8%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	$2,000,000	$2,153,120

Utilities - Municipal Owned - 6.3%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2/01/30 (Prerefunded 2/01/15)	$3,755,000	$3,770,320
California Municipal Finance Authority Rev. (Anaheim Electric Utility Distribution System Refunding), 5%, 10/01/22	425,000	519,019
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	230,000	263,352
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	260,000	297,937
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/25	1,015,000	1,178,435
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/26	1,245,000	1,438,087
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	2,890,000	3,266,683

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	$2,130,000	$2,487,776
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/29	2,000,000	2,321,420
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	2,130,000	2,411,075

		$17,954,104
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$1,750,000	$2,484,808
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/22	2,210,000	2,603,137
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	1,655,000	1,942,258

		$7,030,203
Water & Sewer Utility Revenue - 4.8%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$3,500,000	$4,302,270
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	525,000	591,969
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	410,000	463,165
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	410,000	456,826
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	2,560,000	3,010,970
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,660,000	1,893,695
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	415,000	471,623
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/28	350,000	397,999
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	1,715,000	1,907,595

		$13,496,112
Total Municipal Bonds		$277,530,105

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,119,933	$4,119,933
Total Investments		$281,650,038

Other Assets, Less Liabilities - 0.4%		998,274
Net Assets - 100.0%		$282,648,312

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $620,291, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$277,530,105	$—	$277,530,105
Mutual Funds	4,119,933	—	—	4,119,933
Total Investments	$4,119,933	$277,530,105	$—	$281,650,038

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$256,461,554
Gross unrealized appreciation	25,702,225
Gross unrealized depreciation	(513,741)
Net unrealized appreciation (depreciation)	$25,188,484

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,557,972	55,231,736	(52,669,775)	4,119,933

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,553	$4,119,933

7

QUARTERLY REPORT

December 31, 2014

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.3%
Airport Revenue - 2.4%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/33	$1,000,000	$1,168,520
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	75,000	82,904
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	55,000	60,736
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	30,000	33,208
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	35,000	39,958
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	25,000	27,112
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	40,000	43,073

		$1,455,511
General Obligations - General Purpose - 7.6%
DeKalb County, GA, General Obligation, 4%, 1/01/17	$1,000,000	$1,063,750
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 4/01/29	500,000	505,735
Guam Government, “A”, 6.75%, 11/15/29	185,000	215,773
Guam Government, “A”, 5.25%, 11/15/37	100,000	100,970
Guam Government, “A”, 7%, 11/15/39	25,000	29,414
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/21	510,000	571,205
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/38	500,000	553,125
State of California, 6%, 11/01/39	420,000	507,839
State of Georgia, “E”, 5%, 7/01/16	1,000,000	1,068,240

		$4,616,051
General Obligations - Schools - 8.1%
Cherokee County, GA, School System, “A”, 5%, 8/01/21	$1,000,000	$1,196,050
Forsyth County, GA, School District, 5%, 2/01/18	610,000	685,152
Gwinnett County, GA, School District, 5%, 2/01/21	1,000,000	1,199,100
Gwinnett County, GA, School District, 5%, 2/01/29	1,000,000	1,237,380
Jefferson, GA, School District, “A”, 5.25%, 2/01/29	500,000	590,240

		$4,907,922
Healthcare Revenue - Hospitals - 18.9%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	$750,000	$834,705
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/32	1,000,000	1,140,080
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/34	500,000	592,275
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/28	500,000	565,020
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	500,000	549,800
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/39	750,000	843,053
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	350,000	405,776
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/37	700,000	774,851
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/38	300,000	349,095
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2/15/34	500,000	501,385
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/33	500,000	552,505
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	200,000	234,278
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	45,000	52,809
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	65,000	75,719
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	200,000	230,732
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	135,000	155,492
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	45,000	53,243
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	130,000	149,633
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	180,000	203,380
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	355,000	402,698
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/21	225,000	198,686
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/36	750,000	834,555
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	100,000	115,883

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	$60,000	$67,051
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/30	500,000	560,580
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/40	500,000	560,120
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	385,000	454,050

		$11,457,454
Healthcare Revenue - Long Term Care - 1.4%
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	$200,000	$202,084
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 11/15/39	200,000	229,906
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/21	500,000	441,525

		$873,515
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/16	$500,000	$533,725

Industrial Revenue - Paper - 1.1%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$150,000	$153,278
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/17	500,000	544,600

		$697,878
Miscellaneous Revenue - Other - 2.5%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$285,000	$330,634
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	75,000	80,463
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	110,000	117,442
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	560,000	636,210
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	310,000	336,986

		$1,501,735
Sales & Excise Tax Revenue - 1.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$265,000	$309,255
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	170,000	189,411
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	65,000	70,227
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	70,000	77,765
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/37	250,000	270,758
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	140,000	104,804

		$1,022,220
Single Family Housing - Local - 0.9%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/40	$500,000	$525,685

Single Family Housing - State - 0.6%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$300,000	$303,267
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	90,000	90,241

		$393,508
State & Agency - Other - 2.8%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/40	$500,000	$547,060
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/32	1,000,000	1,139,680

		$1,686,740
State & Local Agencies - 2.1%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/38	$1,000,000	$1,125,130
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	115,000	132,462

		$1,257,592

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$75,000	$83,788
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	25,000	27,983
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	50,000	54,429
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	50,000	55,079
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	140,000	158,952
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	135,000	154,089
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	190,000	209,038
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	180,000	201,220

		$944,578
Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$150,000	$153,297
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	125,000	126,376

		$279,673
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$235,000	$276,083
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	90,000	67,208
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	335,000	251,917
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	840,000	200,474

		$795,682
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$80,000	$99,525
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	60,000	73,043
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	120,000	137,566
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	190,000	206,870

		$517,004
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$185,000	$194,923

Universities - Colleges - 17.2%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/35	$500,000	$573,315
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/24	250,000	280,225
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/31	250,000	277,285
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/34	500,000	541,765
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/32	500,000	543,445
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/39	500,000	540,505
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/38	500,000	553,920
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/39	1,000,000	1,131,390
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/35	750,000	815,880
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/34	500,000	547,990
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/34	500,000	571,545
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/32	500,000	542,005
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 6/15/34	300,000	343,050
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	105,924
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	104,928
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	275,000	308,674
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	65,000	73,013

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24	$500,000	$576,130
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	350,000	400,869
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	25,000	21,350
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	36,014
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	55,000	55,241
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/32	325,000	376,272
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	500,000	546,130
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/35	500,000	569,860

		$10,436,725
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$75,000	$80,357

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$160,000	$170,664

Utilities - Municipal Owned - 4.7%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/20	$855,000	$962,721
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/25	500,000	582,440
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/26	500,000	578,650
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	160,000	184,019
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	57,251
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	260,000	292,692
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	60,000	68,755
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	100,000	117,194

		$2,843,722
Utilities - Other - 3.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$910,000	$1,073,290
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/19	250,000	281,615
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/42	275,000	295,023
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	225,000	256,469
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/20	250,000	288,018
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	40,000	43,895

		$2,238,310
Water & Sewer Utility Revenue - 13.8%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 1/01/33	$500,000	$581,835
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/21	385,000	459,428
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/28	800,000	934,152
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	1,000,000	1,167,450
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/25	1,000,000	1,257,500
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/23	500,000	590,410
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	500,000	594,365
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	60,000	67,654
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	50,835
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	50,139
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/27	1,000,000	1,275,380
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2/01/28	1,000,000	1,274,150
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,561
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	11,057

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	$20,000	$21,980
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	21,863

		$8,374,759
Total Municipal Bonds		$57,805,933

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	861,255	$861,255
Total Investments		$58,667,188

Other Assets, Less Liabilities - 3.3%		1,972,188
Net Assets - 100.0%		$60,639,376

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,805,933	$—	$57,805,933
Mutual Funds	861,255	—	—	861,255
Total Investments	$861,255	$57,805,933	$—	$58,667,188

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,625,248
Gross unrealized appreciation	5,114,273
Gross unrealized depreciation	(72,333)
Net unrealized appreciation (depreciation)	$5,041,940

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	983,637	10,852,275	(10,974,657)	861,255

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$733	$861,255

7

QUARTERLY REPORT

December 31, 2014

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.4%
Airport Revenue - 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/39	$750,000	$841,913

General Obligations - General Purpose - 18.2%
Anne Arundel County, MD, General Improvement, 5%, 4/01/25	$2,000,000	$2,400,800
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/17	2,000,000	2,169,300
Baltimore County, MD, Public Improvement, 5%, 2/01/21	1,000,000	1,197,180
Baltimore County, MD, Public Improvement, 5%, 2/01/28	2,000,000	2,382,060
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/22	1,000,000	1,210,190
Guam Government, “A”, 6.75%, 11/15/29	70,000	81,644
Guam Government, “A”, 7%, 11/15/39	80,000	94,126
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/30	1,500,000	1,770,195
State of California, 6%, 11/01/39	720,000	870,581
State of Maryland, 5%, 8/01/20	3,500,000	3,886,365
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	500,000	602,045

		$16,664,486
Healthcare Revenue - Hospitals - 22.7%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$590,000	$684,022
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	345,000	404,130
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	370,000	426,854
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	575,000	662,279
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	640,000	676,422
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/39	1,000,000	1,110,810
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39	1,000,000	1,238,230
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 7/01/40	1,000,000	1,078,130
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/37	1,000,000	1,079,570
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/29	750,000	791,580
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/26	250,000	290,030
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “C”, 5%, 5/15/38	330,000	377,936
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/38	1,000,000	1,208,450
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 8/15/33	635,000	636,740
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/41	505,000	549,122
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	750,000	801,848
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/36	1,000,000	1,044,010
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/16	1,000,000	1,003,560
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 7/01/35	500,000	511,730
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/31	645,000	700,760
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 7/01/41	500,000	520,355
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/38	500,000	541,075
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/34	1,000,000	1,119,650
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.292%, 8/26/22 (p)	950,000	1,119,119
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/40	1,000,000	1,111,970
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	480,000	552,490
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	415,000	489,526

		$20,730,398
Healthcare Revenue - Long Term Care - 2.3%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/36	$400,000	$409,428
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	750,000	845,415
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/37	300,000	303,657
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	55,000	63,858

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	$85,000	$98,999
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	400,000	413,816

		$2,135,173
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/19	$140,000	$150,217
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/29	565,000	601,488

		$751,705
Industrial Revenue - Other - 0.6%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 9/01/25	$500,000	$555,055

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$120,197

Miscellaneous Revenue - Other - 0.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$105,000	$112,648
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	160,000	170,824
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	450,000	489,173

		$772,645
Multi-Family Housing Revenue - 1.9%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/44	$500,000	$546,635
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/16	85,000	85,811
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/37	1,000,000	1,089,320

		$1,721,766
Parking - 1.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/34	$1,385,000	$1,385,789

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/35	$550,000	$589,974

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$435,000	$488,501
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	260,000	289,687
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	80,000	86,433
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	90,000	99,984
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	5,000	5,931
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	265,000	207,535

		$1,178,071
Single Family Housing - State - 2.9%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/34	$1,500,000	$1,578,030
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 3/01/41	10,000	10,104
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 7/01/26	1,000,000	1,012,800

		$2,600,934
State & Agency - Other - 3.3%
Howard County, MD, COP, “A”, 8%, 8/15/19	$805,000	$1,048,416
Howard County, MD, COP, “B”, 8%, 8/15/19	385,000	501,416
Howard County, MD, COP, “B”, 8.15%, 2/15/21	450,000	620,546
Howard County, MD, COP, “C”, 8%, 8/15/19	680,000	885,618

		$3,055,996

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 2.7%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$370,000	$424,645
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	180,000	207,331
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/20	1,690,000	1,797,078

		$2,429,054
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$325,000	$363,080
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	50,369
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	210,000	238,428
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	210,000	239,694
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	520,000	572,104
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	285,000	318,599

		$1,782,274
Tax Assessment - 4.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$350,000	$377,885
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	300,000	324,432
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	400,000	429,544
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/36	240,000	243,787
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/40	1,500,000	1,623,090
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/44	230,000	242,634
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/34	500,000	502,185

		$3,743,557
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$215,000	$252,586
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	123,215
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	930,000	699,351
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	125,000	125,028

		$1,200,180
Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,365,000	$1,390,949
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/17	1,500,000	1,647,390
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	485,000	548,608

		$3,586,947
Universities - Colleges - 6.6%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 10/01/18	$90,000	$90,125
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/34	500,000	563,390
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/37	1,500,000	1,730,220
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/30	750,000	793,845
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/35	1,000,000	1,068,180
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 7/01/15	335,000	344,383
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/30	150,000	172,365
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/32	440,000	503,048
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	480,000	538,776
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,619
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	108,043
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	85,000	85,372

		$6,023,366

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 4.7%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/27	$500,000	$544,440
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/30	300,000	324,639
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/32	500,000	581,575
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	2,350,000	2,858,540

		$4,309,194
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$265,000	$337,981
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	400,000	407,352

		$745,333
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$275,000	$293,329

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$460,000	$547,901
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	185,000	216,809

		$764,710
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$400,000	$455,944
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	195,000	225,601
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	100,000	116,394
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	140,000	163,031
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	235,000	268,316
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	55,000	60,356

		$1,289,642
Water & Sewer Utility Revenue - 10.7%
Baltimore, MD, Subordinate Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “C”, 5%, 7/01/27	$1,015,000	$1,211,778
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,320,000	1,515,386
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.919%, 7/01/20 (p)	2,750,000	3,316,390
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/20	1,600,000	1,764,768
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	205,000	231,582
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	205,000	228,413
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,601
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,586
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,465
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	32,795
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	50,000	65,449
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/32	1,125,000	1,275,185

		$9,724,398
Total Municipal Bonds		$88,996,086

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,085,158	$1,085,158
Total Investments		$90,081,244

Other Assets, Less Liabilities - 1.4%		1,264,154
Net Assets - 100.0%		$91,345,398

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$88,996,086	$—	$88,996,086
Mutual Funds	1,085,158	—	—	1,085,158
Total Investments	$1,085,158	$88,996,086	$—	$90,081,244

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,549,331
Gross unrealized appreciation	6,601,146
Gross unrealized depreciation	(69,233)
Net unrealized appreciation (depreciation)	$6,531,913

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,303	16,967,414	(17,404,559)	1,085,158

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$984	$1,085,158

7

QUARTERLY REPORT

December 31, 2014

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.7%
General Obligations - General Purpose - 9.9%
Boston, MA, “B”, 4%, 4/01/19	$2,000,000	$2,233,220
Boston, MA, “B”, 4%, 4/01/21	1,870,000	2,144,890
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/23	1,000,000	1,250,300
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/28	2,225,000	2,904,426
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/19	4,000,000	4,772,320
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/32	4,815,000	5,311,378
Guam Government, “A”, 6.75%, 11/15/29	685,000	798,943
Guam Government, “A”, 5.25%, 11/15/37	395,000	398,832
Guam Government, “A”, 7%, 11/15/39	75,000	88,243
State of California, 6%, 11/01/39	1,555,000	1,880,213
Westfield, MA, 5%, 3/01/25	1,615,000	1,978,973

		$23,761,738
General Obligations - Schools - 0.9%
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	$2,740,000	$1,205,107
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/38	3,375,000	1,056,173

		$2,261,280
Healthcare Revenue - Hospitals - 12.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$1,315,000	$1,524,558
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	235,000	275,780
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	345,000	401,891
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	745,000	859,477
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	520,000	598,931
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,180,000	1,247,154
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/44	2,000,000	2,245,540
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/32	1,000,000	1,177,910
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	1,000,000	1,117,690
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	1,000,000	1,234,370
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/36	500,000	569,010
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	2,000,000	2,165,180
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/39	1,500,000	1,708,500
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/39	1,000,000	1,156,580
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	955,000	956,041
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/37	1,550,000	1,685,222
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 7/01/32	2,000,000	2,170,200
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/39	2,000,000	2,261,720
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/34	1,375,000	1,579,806
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 7/01/19	280,000	280,510
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/29	1,000,000	1,109,500
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	430,000	508,767
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	655,000	740,078
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,948
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	390,000	451,944
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	235,000	262,617
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	192,600
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	395,000	458,157
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,355,000	1,598,019

		$30,575,700

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.4%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	$500,000	$521,570
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/30	525,000	586,619
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	352,582	300,760
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	18,820	16,064
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	93,608	489
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/33	500,000	560,165
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	1,000,000	1,094,230
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,501
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	154,431

		$3,257,829
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/37	$2,000,000	$2,207,500

Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	$1,200,000	$1,200,324

Industrial Revenue - Environmental Services - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	$1,535,000	$1,577,750

Miscellaneous Revenue - Other - 9.1%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/31	$400,000	$468,332
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/32	700,000	816,984
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/33	500,000	582,175
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 5/01/29	785,000	785,738
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/20	1,205,000	1,387,750
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	2,000,000	2,311,940
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/34	1,500,000	1,700,430
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/30	3,500,000	3,999,940
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/40	1,700,000	1,908,267
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/24	2,000,000	2,172,240
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	3,000,000	3,280,680
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	2,185,000	2,482,357

		$21,896,833
Multi-Family Housing Revenue - 5.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/24	$1,185,000	$1,185,593
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/23	2,500,000	2,502,000
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/35	1,000,000	1,084,920
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 12/01/48	1,000,000	1,003,120
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/49	1,680,000	1,794,425
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/30	1,700,000	1,822,740
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/30	1,425,000	1,552,780
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/32	1,190,000	1,297,338

		$12,242,916
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$3,000,000	$3,448,530

Sales & Excise Tax Revenue - 5.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$985,000	$1,106,145
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	1,590,000	1,978,532
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,850,000	2,389,257
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/31	2,000,000	2,606,300
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/34	4,000,000	1,643,200

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	$2,000,000	$2,172,600
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/35	950,000	1,005,319
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,862
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	680,000	532,542

		$13,445,757
Single Family Housing - State - 0.2%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/27	$525,000	$546,578

State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 8/01/15	$1,235,000	$1,275,162

State & Local Agencies - 4.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37 (Prerefunded 6/28/07)	$1,370,000	$1,121,057
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/22	8,310,000	7,044,470
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	275,000	322,957
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/32	760,000	889,443
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 5/01/49	1,680,000	1,909,421

		$11,287,348
Student Loan Revenue - 4.1%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/29	$1,730,000	$1,921,528
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 1/01/15	20,000	20,000
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,295,000	1,401,449
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/28	890,000	990,561
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	3,000,000	3,426,510
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/26	1,235,000	1,313,250
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/27	590,000	627,536
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 1/01/16	45,000	45,155

		$9,745,989
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$260,000	$290,464
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	85,000	95,141
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/23	1,585,000	1,953,100
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	600,000	693,318
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	545,000	618,777
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	540,000	616,356

		$4,267,156
Tobacco - 1.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	$400,000	$379,428
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	250,000	205,788
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,335,000	1,568,385
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	330,000	246,431
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,230,000	924,948

		$3,324,980
Toll Roads - 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/15	$1,500,000	$1,500,000
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/32	2,600,000	2,854,306

		$4,354,306
Transportation - Special Tax - 0.9%
Commonwealth of Massachusetts Highway Grant Anticipation, “A”, 5%, 6/15/22	$1,500,000	$1,823,580
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 7/01/16	200,000	215,036

		$2,038,616

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 22.5%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	$2,005,000	$2,189,600
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,750,000	1,886,588
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/24	3,950,000	4,598,511
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/29	2,165,000	2,468,598
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/38	2,000,000	2,286,060
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/26	2,250,000	2,666,723
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/40	1,000,000	1,064,540
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/37	1,500,000	1,565,055
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	3,000,000	3,446,580
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/27	905,000	999,600
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/37	2,000,000	2,172,300
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/27	1,735,000	2,214,571
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36	1,500,000	1,749,870
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/39	1,000,000	1,129,610
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 7/01/21	4,000,000	4,907,160
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38	750,000	830,130
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	1,000,000	1,313,430
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/35	1,500,000	1,671,165
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	205,000	216,644
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	295,000	311,482
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 7/01/27	250,000	279,213
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/28	640,000	719,648
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/29	300,000	335,967
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	2,000,000	2,346,080
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/29	2,000,000	2,323,760
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	295,000	331,368
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	110,000	93,938
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	370,000	296,118
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	75,000	60,017
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	27,398
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	295,000	343,309
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/39	3,000,000	3,415,320
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/19	3,000,000	3,501,570

		$53,761,923
Universities - Secondary Schools - 3.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$665,000	$848,141
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/31 (Prerefunded 9/01/17)	1,080,000	1,182,330
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/36 (Prerefunded 9/01/17)	1,000,000	1,098,030
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 5/01/32	1,130,000	1,174,454
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 5/01/37	2,000,000	2,081,140
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/30	935,000	1,054,736
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/28	1,000,000	1,154,940

		$8,593,771
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	$1,000,000	$1,190,950

Utilities - Municipal Owned - 0.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$590,000	$678,571
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	200,000	229,002
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	235,000	269,289

		$1,176,862

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$805,000	$917,587
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	405,000	468,557
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	210,000	244,427
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	480,000	548,050
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	160,000	175,581

		$2,354,202
Water & Sewer Utility Revenue - 5.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$305,000	$343,906
Massachusetts Water Pollution Abatement Trust, 5%, 8/01/24	3,000,000	3,765,411
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/27	1,280,000	1,667,302
Massachusetts Water Pollution Abatement Trust, 5%, 8/01/28	1,600,000	1,959,904
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/33	2,000,000	2,667,700
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/32	75,000	75,222
Massachusetts Water Resources Authority, General Rev., “B”, 5.25%, 8/01/30	620,000	806,949
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	595,000	770,900
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/31	1,625,000	2,122,039

		$14,179,333
Total Municipal Bonds		$233,973,333

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,467,965	$2,467,965
Total Investments		$236,441,298

Other Assets, Less Liabilities - 1.3%		3,094,876
Net Assets - 100.0%		$239,536,174

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$233,973,333	$—	$233,973,333
Mutual Funds	2,467,965	—	—	2,467,965
Total Investments	$2,467,965	$233,973,333	$—	$236,441,298

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$210,308,114
Gross unrealized appreciation	26,287,845
Gross unrealized depreciation	(154,661)
Net unrealized appreciation (depreciation)	$26,133,184

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,528,691	33,524,075	(33,584,801)	2,467,965

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,857	$2,467,965

7

QUARTERLY REPORT

December 31, 2014

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.0%
Airport Revenue - 1.9%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$115,000	$127,113
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	75,000	82,822
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 10/01/31	1,000,000	1,020,670
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	49,812
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	230,000	262,584
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	35,000	37,957
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	60,000	64,610

		$1,645,568
General Obligations - General Purpose - 7.5%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/31	$625,000	$739,969
Guam Government, “A”, 6.75%, 11/15/29	35,000	40,822
Guam Government, “A”, 5.25%, 11/15/37	155,000	156,504
Guam Government, “A”, 7%, 11/15/39	40,000	47,063
Gulfport, MI, AGM, 5%, 11/01/22	250,000	296,083
Gulfport, MI, AGM, 5%, 11/01/24	500,000	600,985
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/20	620,000	722,474
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/39	1,000,000	1,142,330
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	195,000	198,785
State of California, 6%, 11/01/39	700,000	846,398
State of Mississippi, “F”, 4%, 11/01/22	500,000	573,605
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/30	1,000,000	1,170,280

		$6,535,298
General Obligations - Schools - 5.9%
Lamar County, MS, School District, 5%, 9/01/31	$1,095,000	$1,245,563
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/23	1,000,000	1,164,350
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/28	1,000,000	1,107,870
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/31	500,000	574,905
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/32	500,000	573,605
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	1,020,000	448,616

		$5,114,909
Healthcare Revenue - Hospitals - 16.8%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 7/01/15	$505,000	$507,015
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 7/01/18	1,000,000	1,003,690
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 7/01/31	500,000	501,205
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	325,000	380,702
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	380,000	438,391
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	320,000	338,211
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	80,000	94,654
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/36	500,000	595,410
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 9/01/24	2,000,000	2,009,140
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/39	2,000,000	2,179,540
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/35	1,000,000	1,054,240
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/29	1,000,000	1,116,230
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “1”, 5%, 10/01/17	750,000	827,325
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/31	500,000	529,410
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/19	250,000	250,243

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/23	$250,000	$250,043
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	215,000	247,469
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	550,000	621,440
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	135,000	162,365
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	75,000	87,545
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	185,000	214,580
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	640,000	754,784
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	430,000	451,092

		$14,614,724
Industrial Revenue - Paper - 2.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$750,000	$942,435
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 3/01/15	750,000	753,008

		$1,695,443
Multi-Family Housing Revenue - 1.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	$150,000	$99,615
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/48	1,000,000	1,031,360

		$1,130,975
Sales & Excise Tax Revenue - 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$450,000	$505,346
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	295,000	328,683
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	750,000	968,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	200,000	149,720

		$1,952,367
Single Family Housing - State - 3.1%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 6/01/34	$90,000	$93,230
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 6/01/39	115,000	125,542
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/31	1,395,000	1,471,418
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 6/01/15	1,000,000	999,110

		$2,689,300
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 1/01/26 (Prerefunded 1/01/16)	$1,000,000	$1,046,850

State & Local Agencies - 21.8%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$190,000	$218,850
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/22	735,000	820,745
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/28 (Prerefunded 7/01/17)	680,000	751,760
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/28	640,000	697,414
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 3/01/31 (Prerefunded 3/01/16)	1,400,000	1,466,598
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/27	1,000,000	1,167,030
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/23	345,000	399,030
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/24	360,000	415,908
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/25	380,000	438,277
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/29	500,000	578,615
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/30	500,000	576,680
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 7/01/31	905,000	969,689

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2/01/29	$1,000,000	$1,098,910
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	1,000,000	1,295,090
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/28	1,120,000	1,260,101
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/22	500,000	571,840
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/36	500,000	559,205
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 1/01/35	500,000	527,300
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/36	500,000	577,040
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/29	750,000	866,753
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 7/01/26 (Prerefunded 7/01/16)	1,695,000	1,808,582
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/31	1,200,000	1,325,232
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 1/01/27 (Prerefunded 7/01/16)	500,000	533,890

		$18,924,539
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$125,000	$139,646
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	40,000	44,772
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	110,000	126,663
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	790,000	859,970
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	95,000	100,062
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	85,000	93,633
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	295,000	329,778

		$1,694,524
Tobacco - 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$420,000	$493,424
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	155,000	115,748
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	780,000	586,552

		$1,195,724
Toll Roads - 1.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$110,000	$136,847
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	85,000	103,478
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	475,000	284,487
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	195,000	223,544
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	310,000	337,525

		$1,085,881
Transportation - Special Tax - 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,135,000	$1,156,576

Universities - Colleges - 16.5%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$1,000,000	$1,140,060
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	920,000	1,053,069
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/34	1,500,000	1,681,740
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	920,000	1,208,356
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/23	1,000,000	1,189,760
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/39	1,000,000	1,048,900
Mississippi State University, Educational Building Corp. Rev. (New Facilities and Refinancing Project), “A”, 5%, 8/01/43	1,000,000	1,141,150
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/37	1,000,000	1,025,960
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	590,000	789,727
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/33	1,500,000	1,689,435
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/34	715,000	770,727
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 9/15/39	490,000	537,481

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 3/01/32	$1,000,000	$1,045,720

		$14,322,085
Universities - Dormitories - 2.6%
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	$1,000,000	$1,113,380
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,000,000	1,160,690

		$2,274,070
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$370,000	$432,445
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	265,000	282,662

		$715,107
Utilities - Municipal Owned - 3.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$315,000	$365,239
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	75,000	85,876
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	85,000	97,402
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	155,000	181,651
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/27	155,000	170,215
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/28	100,000	109,715
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/29	485,000	533,296
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 3/01/26	1,000,000	1,027,160
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	15,000	14,164
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	80,000	74,678
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	10,000	9,363
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	60,000	56,176

		$2,724,935
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$375,000	$427,448
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	185,000	214,032
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	95,000	110,574

		$752,054
Water & Sewer Utility Revenue - 4.5%
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 9/01/30 (Prerefunded 9/15/15)	$1,000,000	$1,033,370
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	285,000	321,355
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	30,000	33,890
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	30,000	33,426
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,601
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,586
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,465
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	32,795
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	750,000	981,728
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/23	1,220,000	1,422,093

		$3,941,309
Total Municipal Bonds		$85,212,238

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	685,536	$685,536
Total Investments		$85,897,774

Other Assets, Less Liabilities - 1.2%		1,014,936
Net Assets - 100.0%		$86,912,710

4

Portfolio of Investments (unaudited) – continued

(d)	In default.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,212,238	$—	$85,212,238
Mutual Funds	685,536	—	—	685,536
Total Investments	$685,536	$85,212,238	$—	$85,897,774

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$78,704,602
Gross unrealized appreciation	7,307,929
Gross unrealized depreciation	(114,757)
Net unrealized appreciation (depreciation)	$7,193,172

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,231,523	14,142,559	(14,688,546)	685,536

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$658	$685,536

7

QUARTERLY REPORT

December 31, 2014

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.6%
Alabama - 0.4%
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	$3,550,000	$3,894,956
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	95,000	60,738
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	1,175,000	713,989
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,655,000	801,186
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	2,370,000	781,199
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	4,495,000	1,382,257
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	85,000	87,130
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	185,000	195,493
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	250,000	270,423
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	265,000	292,067
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	295,000	330,347
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	435,000	487,552

		$9,297,337
Arizona - 1.3%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	$1,710,000	$2,014,859
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, FRN, 0.45%, 6/01/34 (Put Date 11/17/15)	1,900,000	1,900,817
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	4,610,000	5,284,166
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	3,715,000	3,719,532
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 12/01/28	13,500,000	15,908,265

		$28,827,639
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$435,000	$480,627
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	640,000	712,813
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	530,000	585,592
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	3,970,000	4,682,456
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/30	1,055,000	1,231,860
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	1,590,000	1,833,811
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	6,070,000	6,793,908
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,520,000	1,691,882

		$18,012,949
California - 14.4%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$985,000	$1,162,743
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 12/01/28 (u)	23,825,000	27,207,674
California Department of Water Resources, Power Supply Rev., “N”, 5%, 5/01/20	13,080,000	15,537,209
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	1,550,000	1,701,931
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	925,000	1,127,806
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	4,610,000	5,250,145
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,580,000	2,994,348
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/31	5,000,000	5,796,300
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	6,180,000	6,343,523
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	685,000	725,025
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	6,600,000	6,917,394
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	1,270,000	1,323,734
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	595,000	844,835
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	1,810,000	2,451,193
California Municipal Finance Authority Rev. (Anaheim Electric Utility Distribution System Refunding), 5%, 10/01/22	825,000	1,007,507
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,785,000	2,006,019
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	850,000	977,203
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	950,000	1,035,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	$1,665,000	$1,725,922
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	2,950,000	3,479,909
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	585,000	651,444
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	615,000	700,989
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	9,180,000	10,410,395
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	9,250,000	10,764,873
California State University Rev., “A”, 5%, 11/01/24	11,175,000	13,650,598
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,050,000	1,183,581
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	245,000	260,528
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	2,640,000	2,951,626
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,025,000	1,029,490
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	925,000	1,028,813
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	190,000	201,009
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	155,000	162,324
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	1,350,000	1,453,613
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	3,605,000	3,923,430
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	2,020,000	2,064,622
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,355,000	1,381,423
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	575,000	577,352
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	1,655,000	1,823,562
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	5,025,000	5,258,361
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	126,224	1,262
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,840,000	2,192,967
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,495,000	2,509,109
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,015,000	2,124,015
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	2,785,000	1,337,246
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	2,250,000	2,351,093
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,415,000	3,738,981
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	1,000,000	1,018,570
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	995,000	1,087,575
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	9,645,000	1,958,803
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	2,620,000	2,914,540
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	640,000	685,197
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	820,000	904,427
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	480,000	540,302
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	430,000	437,671
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	1,080,000	1,094,224
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	2,990,000	3,461,673
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	14,440,000	16,322,110
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	2,580,000	2,971,747
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	825,000	929,932
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	3,595,000	4,228,295
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	580,000	311,153
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 8/01/28	1,860,000	1,549,454
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	2,900,000	2,108,242
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	1,930,000	1,230,973
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	3,915,000	2,271,992
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,335,000	2,375,840
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,640,000	1,870,879
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	2,210,000	2,363,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	$11,790,000	$13,172,731
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	715,000	830,794
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	4,655,000	5,473,070
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	3,270,000	3,773,645
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	9,315,000	10,241,004
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/24	500,000	587,525
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/25	1,500,000	1,747,710
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, FRN, 1.5%, 4/01/47 (Put Date 4/02/18)	4,320,000	4,354,776
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, FRN, 1.875%, 4/01/47 (Put Date 4/01/19)	3,485,000	3,536,090
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/28	6,000,000	6,816,840
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	340,000	370,756
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	7,570,000	8,403,381
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	1,115,000	1,293,255
San Jose, CA, Airport Rev., “C”, 5%, 3/01/31	560,000	648,071
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/26	5,100,000	3,600,600
State of California, 5%, 4/01/24	4,365,000	5,229,968
State of California, 5.25%, 10/01/28	2,965,000	3,534,339
State of California, 6.5%, 4/01/33	4,000,000	4,885,640
State of California, 6%, 11/01/39	3,000,000	3,627,420
State of California, General Obligation, “A”, FRN, 0.72%, 5/01/33 (Put Date 5/01/15)	9,670,000	9,671,354
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	2,075,000	2,447,400
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	915,000	1,079,233
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,440,000	2,016,425
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	1,265,000	1,423,429
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,005,000	687,815

		$315,439,641
Colorado - 3.3%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$1,815,000	$1,947,150
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	195,000	220,691
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	740,000	807,303
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	605,000	655,215
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	545,000	590,415
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	490,000	542,352
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	495,000	543,258
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/29	700,000	775,306
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,035,000	1,166,724
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	1,855,000	2,098,450
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 11/15/38	4,330,000	5,299,747
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	1,195,000	1,351,497
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	4,620,000	5,222,587
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	1,960,000	2,243,612
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	6,150,000	7,177,050
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	5,000,000	5,668,600
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/25	3,000,000	3,665,730
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,975,000	4,076,402
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	615,000	640,000
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	1,930,000	2,175,342
Denver, CO, City & County School District No. 1, 5%, 12/01/24	10,000,000	11,812,000
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	845,000	910,361
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	1,210,000	1,332,779
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/31	10,000	10,018
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 6/15/16	1,000,000	1,070,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$3,725,000	$5,091,256
University of Colorado, Enterprise Rev., 5%, 6/01/29	4,220,000	4,872,918

		$71,966,793
Connecticut - 1.1%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/32	$2,880,000	$3,119,818
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	3,675,000	4,025,375
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	4,595,000	5,398,620
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	4,595,000	5,382,583
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	4,615,000	5,389,997

		$23,316,393
Delaware - 0.2%
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 7/01/37	$125,000	$127,803
University of Delaware Rev., “C”, FRN, 0.7%, 11/01/37 (Put Date 5/01/16)	5,000,000	5,013,800

		$5,141,603
District of Columbia - 1.0%
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	$11,570,000	$10,601,013
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	1,450,000	1,660,308
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	560,000	653,072
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	3,235,000	3,468,244
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	4,080,000	4,274,208
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	405,000	407,778

		$21,064,623
Florida - 4.3%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 0%, 5/01/36	$20,000	$19,971
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	1,035,000	1,036,687
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	1,045,000	1,067,833
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	485,000	498,740
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	740,000	763,747
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	870,000	881,475
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/29	3,670,000	4,068,012
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/17	750,000	826,050
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	4,300,000	4,743,072
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	25,000	25,034
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/23	250,000	290,648
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	7,855,000	9,207,317
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	505,000	580,028
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,425,000	2,447,989
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,130,000	5,281,181
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/45	3,705,000	3,890,732
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 7/01/31	345,000	346,708
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/31	400,000	470,892
Florida Power Agency Rev., “A”, 5%, 10/01/31	1,000,000	1,100,620
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	2,685,000	3,144,081
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	775,000	827,778
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	300,000	348,933
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/19	1,000,000	1,140,770
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/18	500,000	576,000
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/37	1,550,000	1,225,554
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 1/01/15	405,000	405,000
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	510,000	517,742

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/35	$5,885,000	$6,513,812
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	1,875,000	1,980,525
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	2,240,000	2,621,562
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/33	500,000	536,095
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/32	2,000,000	810,520
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/39	1,000,000	1,088,130
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	6,920,000	8,363,166
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	55,000	48,996
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	280,000	305,847
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	135,000	142,509
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	235,000	248,071
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/35	1,000,000	1,107,270
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	430,000	489,985
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/27	295,000	337,377
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	450,000	451,121
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/32	330,000	330,917
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 10/01/19	205,000	205,818
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	2,850,000	3,126,678
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	4,275,000	4,639,145
South Broward, FL, Hospital District Rev., 5%, 5/01/36	500,000	537,580
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,025,000	1,163,447
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	150,000	136,662
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	6,795,000	7,680,660
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	55,000	34,650
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	245,000	275,740
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	225,000	249,912
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	485,000	533,529
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	1,455,000	1,589,995
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	3,200,000	3,206,496
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	250,000	251,680
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	20,000	19,963

		$94,760,452
Georgia - 3.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$965,000	$1,049,264
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	965,000	1,045,076
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/25	1,415,000	1,683,383
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/26	800,000	945,456
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,770,000	3,331,645
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,320,000	1,469,081
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	1,295,000	1,614,684
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	955,000	978,140
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	4,850,000	5,333,060
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	5,285,000	6,223,669
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	1,415,000	1,661,507
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	4,345,000	5,087,256
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	235,000	274,351
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	3,910,000	4,465,846
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	3,680,000	4,297,651
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	2,285,000	2,651,743
Georgia Housing & Finance Authority Rev., 3%, 6/01/43	1,300,000	1,319,526
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	2,580,000	2,806,214
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	1,195,000	1,198,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$4,545,000	$5,360,555
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	845,000	1,020,422
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	1,740,000	2,107,418
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 1/01/16	1,010,000	1,039,078
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 1/01/17	2,070,000	2,178,033
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/20	2,645,000	2,978,244
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	3,065,000	3,565,974
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 1/01/17	80,000	82,330
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	4,215,000	4,911,740
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	540,000	571,990
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	645,000	676,786
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/18	2,580,000	2,841,070
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,735,000	1,745,931
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	2,055,000	2,099,902

		$78,615,228
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39	$910,000	$1,070,679
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	360,000	382,529
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	600,000	653,712
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	130,000	148,149
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	370,000	425,082

		$2,680,151
Hawaii - 1.5%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/29	$7,795,000	$7,805,211
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/33	9,390,000	9,402,395
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	375,000	471,011
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,100,000	1,382,634
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	3,655,000	4,268,382
State of Hawaii, “DZ”, 5%, 12/01/31	2,230,000	2,621,566
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	3,695,000	4,288,897
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	1,380,000	1,597,019
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	920,000	1,064,679

		$32,901,794
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	$450,000	$454,572

Illinois - 5.9%
Chicago, IL, Board of Education, NATL, 6.25%, 1/01/15	$5,530,000	$5,530,000
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	9,145,000	10,687,030
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	945,000	1,067,075
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	470,000	529,662
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,890,000	2,123,358
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	7,125,000	8,168,029
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/38	175,000	178,932
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 12/01/42	110,000	113,324
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	1,755,000	2,017,197
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	655,000	741,886
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	4,685,000	5,223,260
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 5/15/23	3,355,000	3,380,464
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,145,000	2,159,607
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	3,285,000	3,466,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	$1,500,000	$1,533,150
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	2,990,000	3,407,823
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	2,975,000	3,613,614
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,445,000	2,946,127
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,685,000	4,607,724
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	6,315,000	7,329,631
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	6,900,000	7,938,795
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,752,585
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,455,000	2,875,762
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,095,000	1,108,282
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,945,000	1,959,704
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	2,730,000	3,246,598
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	4,210,000	5,032,171
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	4,455,000	5,209,499
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	2,610,000	2,802,279
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	8,750,000	10,279,675
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/22	4,575,000	5,267,975
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/22	5,000,000	6,030,500
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	5,645,000	6,293,215
State of Illinois, “B”, 5.25%, 6/15/34	1,275,000	1,417,545

		$130,039,139
Indiana - 1.8%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$2,840,000	$3,216,982
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,710,000	1,901,400
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	2,445,000	2,663,070
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,190,000	2,375,800
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,595,000	1,702,902
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,515,000	1,624,247
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	4,000,000	4,683,800
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/39	3,000,000	3,511,470
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,490,000	2,582,304
Indiana University Rev., “A”, 5%, 6/01/32	525,000	613,961
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,375,000	1,391,981
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,170,000	1,227,073
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/25	2,000,000	2,150,940
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,715,000	5,458,225
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/26	1,000,000	1,406,240
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,875,000	2,185,613
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	330,000	397,383
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	755,000	907,487

		$40,000,878
Iowa - 1.0%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	$1,200,000	$1,397,280
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	2,230,000	2,585,016
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	1,085,000	1,252,123
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,435,000	1,515,260
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	1,065,000	1,119,006
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/44	3,000,000	3,394,860
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	1,205,000	1,244,054
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,660,000	1,783,272
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,665,000	1,789,409
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	140,000	150,557
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,820,000	3,025,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - continued
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	$3,070,000	$2,783,262

		$22,039,959
Kansas - 0.1%
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	$95,000	$98,518
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 12/01/37	435,000	450,138
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	110,000	117,939
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	105,000	109,029
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 6/01/38	740,000	751,374
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,540,000	1,082,466

		$2,609,464
Kentucky - 1.3%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$2,305,000	$2,595,891
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	770,000	870,416
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	640,000	734,400
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,500,000	6,345,130
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	5,535,000	6,067,246
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/32	2,000,000	2,346,780
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/39	3,000,000	3,305,730
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	4,655,000	4,919,916
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,670,000	1,836,132

		$29,021,641
Louisiana - 2.1%
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 1/01/28	$1,980,000	$2,270,763
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,355,000	3,937,193
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,600,000	1,815,296
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	1,400,000	1,670,956
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	6,000,000	7,205,640
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	2,745,000	3,010,634
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 9/01/28	10,000,000	10,154,700
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	665,000	771,919
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	830,000	980,205
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	500,000	596,145
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/23	1,325,000	1,595,976
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/24	1,270,000	1,517,841
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/25	1,000,000	1,190,090
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/26	2,000,000	2,365,080
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	1,810,000	2,067,454
State of Louisiana, “C”, 5%, 7/15/26	4,380,000	5,239,663

		$46,389,555
Maine - 0.3%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/44	$6,000,000	$6,425,400

Maryland - 1.4%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “D”, 5%, 7/01/42	$5,000,000	$5,740,100
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	1,285,000	1,379,910
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/44	5,445,000	5,951,222
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	795,000	869,412
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39	1,510,000	1,869,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	$2,225,000	$2,508,065
State of Maryland, “B”, 4%, 8/01/27	4,095,000	4,564,000
State of Maryland, “C”, 5%, 11/01/19	6,890,000	8,066,536

		$30,948,972
Massachusetts - 6.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	$2,645,000	$3,267,421
Commonwealth of Massachusetts, “A”, 5%, 4/01/17	10,000,000	10,959,300
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/30	5,000,000	6,579,000
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34	2,000,000	2,258,900
Massachusetts Bay Transportation Authority, “A”, 7%, 3/01/21	3,245,000	3,944,265
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 3/01/21	3,780,000	4,052,462
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	9,445,000	11,752,980
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/28	6,930,000	3,837,280
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	2,395,000	2,812,664
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	761,921
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/21	1,000,000	1,148,320
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	460,000	514,137
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	275,000	299,544
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	435,000	475,990
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/31	2,780,000	3,204,534
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/36	1,670,000	1,900,326
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	420,000	499,195
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	2,380,000	2,425,648
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,150,000	1,182,028
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	670,000	797,937
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,880,000	2,034,536
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	225,000	256,988
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/21	1,255,000	1,397,242
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,255,000	2,412,151
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,340,000	2,515,968
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	4,400,000	4,833,312
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	29,164,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	835,000	882,428
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,195,000	1,261,765
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	4,055,000	4,756,677
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	465,000	508,505
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	470,000	522,612
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/26	12,500,000	14,968,375
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	4,215,000	5,461,080
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/19	4,340,000	4,875,382

		$138,525,373
Michigan - 3.2%
Detroit, MI, 5.25%, 11/01/35	$5,000,000	$5,465,100
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	5,920,000	6,434,507
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	1,730,000	1,910,145
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	1,725,000	1,919,528
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,560,000	1,649,201
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	930,000	968,707
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	130,000	135,177
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	985,000	1,077,551
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	480,000	526,238
Michigan Finance Authority Rev. (City of Detroit), 2.85%, 8/20/15	1,965,000	1,975,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	$450,000	$472,032
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	580,000	640,343
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	240,000	265,375
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	570,000	626,430
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	485,000	530,183
Michigan Finance Authority Rev. (School District of the City of Detroit), 5.5%, 6/01/21	2,045,000	2,337,476
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	3,195,000	3,580,093
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	7,165,000	8,178,059
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/38	1,200,000	1,222,152
Michigan Strategic Fund (Waste Management, Inc.), FRN, 1.5%, 8/01/27 (Put Date 8/01/17)	5,495,000	5,530,992
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	985,000	1,151,238
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	1,970,000	2,101,301
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	5,220,000	5,724,461
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	7,795,000	8,749,030
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,325,000	2,927,129
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	1,000,000	1,106,930
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	610,000	696,419
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	470,000	509,706
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,020,000	1,098,367

		$69,508,950
Minnesota - 0.4%
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/39	$6,445,000	$7,319,844
University of Minnesota, “A”, 5%, 12/01/25	710,000	842,656

		$8,162,500
Mississippi - 0.7%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$2,500,000	$2,850,150
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	1,625,000	1,860,040
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	110,000	138,224
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	495,000	647,940
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	2,455,000	3,179,446
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	1,450,000	1,663,020
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,250,000	1,450,863
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	1,665,000	1,908,223
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	610,000	696,352

		$14,394,258
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	$1,410,000	$1,544,218
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	730,000	807,139
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	4,145,000	4,470,673
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	1,035,000	1,104,935
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	2,615,000	3,017,501
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,760,000	1,936,792

		$12,881,258
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/43	$2,430,000	$2,534,320

Nebraska - 1.1%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$6,355,000	$7,324,900
Nebraska Investment Finance Authority Rev., Single Family Housing, “E”, 3%, 3/01/43	1,440,000	1,479,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - continued
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	$1,970,000	$2,065,269
Nebraska Investment Finance Authority, Housing Rev., “A”, 4%, 9/01/44	3,405,000	3,735,694
Nebraska Public Power District Rev., “C”, 5%, 1/01/18 (Prerefunded 1/01/16)	800,000	837,480
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	7,535,000	7,873,472

		$23,316,055
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,610,000	$5,306,202
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	480,000	520,435
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), FRN, 4%, 4/01/29 (Put Date 10/01/19)	185,000	186,421

		$6,013,058
New Jersey - 3.5%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	$555,000	$615,373
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	850,000	939,505
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	555,000	611,044
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	555,000	610,084
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	470,000	545,477
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	470,000	523,951
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	1,415,000	1,555,665
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	870,000	940,540
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	435,000	468,569
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,365,000	1,435,229
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	3,405,000	3,599,085
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	400,000	436,436
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	370,000	403,703
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/39	5,000,000	5,760,950
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,195,000	5,300,257
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	28,440,000	28,379,707
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	7,960,000	5,944,210
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	5,000,000	3,759,950
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	27,535,000	6,571,503
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	365,000	85,720
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 12/15/23	7,500,000	8,757,075

		$77,244,033
New Mexico - 1.1%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$9,975,000	$11,107,462
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 7/01/37	205,000	214,123
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/38	415,000	424,719
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, FRN, 5%, 11/01/39 (Put Date 8/01/19)	11,435,000	13,085,528

		$24,831,832
New York - 5.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,015,000	$2,345,037
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	1,455,000	1,494,125
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	1,450,000	1,667,674
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	1,080,000	1,237,950
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	275,000	312,576
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,950,000	4,563,949
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,010,000	7,223,239
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,475,000	1,753,465
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,395,000	1,631,885
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	5,000,000	6,023,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/37	$2,040,000	$2,397,796
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	2,300,000	2,725,753
New York Environmental Facilities, “C”, 5%, 5/15/41	2,745,000	3,114,944
New York Environmental Facilities, ETM, 5%, 6/15/16	570,000	571,590
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,470,000	1,474,704
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,460,000	1,465,387
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	660,000	682,816
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	3,190,000	3,444,371
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	2,300,000	2,607,533
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	3,325,000	3,805,396
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	5,740,000	6,079,751
New York, NY, “B”, 5%, 8/01/20	10,730,000	12,603,887
New York, NY, “J-4”, FRN, 0.59%, 8/01/25	1,715,000	1,713,319
New York, NY, “J-9”, FRN, 0.44%, 8/01/27	5,645,000	5,652,451
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	574,420	582,284
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	3,375,000	3,703,961
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	1,190,000	1,307,691
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	1,875,000	1,942,706
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,795,000	2,798,019
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,915,000	2,932,169
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,945,000	4,286,795
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,795,000	3,129,534
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,085,000	1,233,569
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,170,000	1,207,931
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	110,000	118,977
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	110,000	118,975
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,815,000	1,962,251
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,795,000	1,997,709
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	1,025,000	1,163,826
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,765,000	2,039,652
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,315,000	2,682,645
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	3,995,000	4,190,156

		$113,991,498
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 1/01/18	$9,250,000	$10,642,495

North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$1,530,000	$1,673,147

Ohio - 1.7%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/24	$1,500,000	$1,748,100
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,225,000	1,321,261
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,100,000	1,290,179
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	1,915,000	2,109,756
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	2,770,000	3,053,842
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	645,000	676,953
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	480,000	493,176
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	645,000	659,196
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	6,000,000	6,009,960
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,095,000	1,208,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	$4,195,000	$4,638,621
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	415,000	476,972
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	150,000	150,227
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,831,276
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,235,988

		$36,904,299
Oklahoma - 0.8%
Grand River Dam Authority Rev., OK, “A”, 5%, 6/01/39	$3,230,000	$3,730,004
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/38	525,000	536,335
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	4,400,000	4,927,120
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,670,000	5,484,541
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	1,910,000	2,016,330
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	1,440,000	1,529,410

		$18,223,740
Oregon - 0.1%
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	$2,470,000	$2,492,230
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 7/01/31	65,000	67,201

		$2,559,431
Pennsylvania - 4.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,195,000	$1,351,963
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	490,000	514,539
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,870,000	2,075,607
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	715,000	770,684
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	1,910,000	2,044,598
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	830,000	917,557
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	5,045,000	5,574,321
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,005,000	1,105,480
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	490,000	557,547
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	1,310,000	1,311,520
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,255,000	3,623,466
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	7,840,000	8,922,939
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.059%, 8/01/18	900,000	856,125
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	7,000,000	5,728,030
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.919%, 8/01/18 (p)	900,000	1,148,634
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	485,000	506,219
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	265,000	275,136
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	3,650,000	4,104,754
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,700,000	1,700,697
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	9,610,000	10,626,738
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	12,095,000	4,814,657
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	9,795,000	3,705,155
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,140,000	1,371,865
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	735,000	765,980
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/16	7,860,000	8,388,035
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	3,230,000	3,377,708
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,940,000	1,985,318
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,110,000	3,413,163
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	510,000	554,554
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	415,000	451,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	$2,425,000	$2,551,561
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	1,175,000	1,234,208
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	150,000	163,047
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	355,000	383,840
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,020,000	1,184,322
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,900,000	2,151,940
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.125%, 1/01/43	1,945,000	2,169,998
Reading, PA, School District, “A”, 5%, 4/01/20	1,000,000	1,107,440
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	265,000	272,346

		$93,763,647
Puerto Rico - 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$70,000	$73,798
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	5,585,000	5,729,037
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	295,000	305,641
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	640,000	655,738
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	445,000	420,187
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,915,000	1,787,614
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	150,000	154,307
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	120,000	124,507
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	50,000	50,887
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	60,000	59,642
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	230,000	215,338
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	135,000	136,300
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	225,000	228,623
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,385,000	1,296,720
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	465,000	460,229
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	305,000	300,245
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	150,000	139,034
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	520,000	501,478
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	600,000	570,888
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,010,000	899,062
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	390,000	333,052
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	545,000	436,174
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	45,000	53,380

		$14,931,881
Rhode Island - 1.1%
Providence, RI, “A”, 5%, 1/15/25	$1,345,000	$1,526,346
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	7,645,000	9,004,969
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/21	4,890,000	4,785,207
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/22	1,500,000	1,474,275
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/23	2,500,000	2,459,300
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/25	4,115,000	4,061,958

		$23,312,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - 1.3%
Chesterfield County, SC, School District, 5%, 3/01/25	$2,250,000	$2,663,145
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	40,000	40,182
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/21	4,150,000	5,108,775
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	5,750,000	6,149,223
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	2,745,000	3,099,270
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	6,550,000	7,395,343
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	2,920,000	3,299,074

		$27,755,012
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/24	$1,000,000	$1,137,200
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/25	1,000,000	1,127,750
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/26	1,400,000	1,567,916
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 7/01/42	1,205,000	1,320,776
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	3,025,000	3,505,461

		$8,659,103
Tennessee - 2.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$1,420,000	$1,537,065
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	10,310,000	11,534,725
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	3,000,000	3,267,510
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/17	275,000	275,162
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,585,000	3,058,753
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/29	4,765,000	5,518,823
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/30	2,500,000	2,882,700
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,905,000	2,001,355
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	1,575,000	1,734,500
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,500,000	1,709,790
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	1,665,000	1,937,960
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	2,385,000	2,777,356
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	2,215,000	2,599,480
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	2,805,000	3,324,458
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,645,000	2,917,832
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	270,000	306,839
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33	1,230,000	1,378,928

		$48,763,236
Texas - 9.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$995,000	$1,049,078
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,375,000	1,453,031
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	1,120,000	1,185,128
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	2,230,000	2,335,256
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/27	3,000,000	3,574,440
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	1,595,000	319
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	7,310,000	8,181,060
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	2,355,000	2,687,408
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,425,000	1,632,295
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	2,730,000	3,017,715
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,875,000	2,070,544
Dallas, TX, Independent School District, PSF, 5%, 8/15/23	6,000,000	7,321,200
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/39	10,000,000	11,219,900
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	415,000	437,464
El Paso, TX, Water & Sewer Rev., 5%, 3/01/28	455,000	524,879
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	3,685,000	4,326,227

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Frenship, TX, Independent School District, PSF, 5%, 2/15/44	$8,525,000	$9,882,180
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	300,000	314,547
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	116,013	1,160
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, 5%, 11/15/25	2,460,000	2,467,306
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	8,235,000	9,367,477
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	1,560,000	1,766,513
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/27 (Prerefunded 12/01/18)	1,795,000	2,197,690
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,050,000	2,529,413
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 10/01/15	4,300,000	4,305,633
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	225,000	252,128
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	225,000	251,136
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	545,000	605,915
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	900,000	264,564
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/42	1,800,000	503,586
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/43	2,250,000	598,995
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/44	2,250,000	570,803
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/45	2,250,000	537,143
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	2,250,000	509,085
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	2,310,000	2,617,715
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,855,000	2,158,830
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	535,000	568,630
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,080,000	1,168,225
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	2,135,000	2,279,561
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	170,000	173,687
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	1,470,000	1,645,915
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,230,000	5,394,942
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	310,000	340,811
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,520,000	2,898,050
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,585,000	1,733,198
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 7/01/38	1,010,000	1,049,875
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/29	15,000,000	17,414,400
North Texas Tollway Authority Rev., “C”, 1.95%, 1/01/38 (Put Date 1/01/19)	8,000,000	8,113,920
Northside, TX, Independent School District, PSF, 5%, 8/15/43	4,305,000	4,971,457
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 1/01/38	930,000	968,604
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,200,000	1,202,844
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	80,000	80,533
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,795,000	3,341,003
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2/01/36	10,000,000	10,373,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	395,000	430,068
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,100,000	3,349,519
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	4,500,000	4,515,525
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	785,000	838,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	375,000	397,515
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	245,000	252,585
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,495,000	1,859,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	$1,195,000	$1,454,781
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	960,000	1,123,814
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	915,000	1,065,636
Texas Transportation Commission General Obligation, 5%, 4/01/39	7,830,000	9,160,552
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	10,130,000	11,045,651
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	735,000	853,379
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	2,575,000	2,999,077

		$195,783,090
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$2,200,000	$2,533,256

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$1,250,000	$1,406,675

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$135,000	$157,147
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	230,000	257,644
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	1,805,000	1,853,916
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/43	1,325,000	1,430,020

		$3,698,727
Virginia - 0.8%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	$4,870,000	$5,747,087
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	2,135,000	2,212,992
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/44	1,000,000	1,141,930
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.293%, 8/23/27 (p)	4,350,000	5,650,259
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	845,000	964,399
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	625,000	722,931
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	529,028	53

		$16,439,651
Washington - 6.9%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$2,255,000	$2,588,041
Seattle, WA, Port Rev., “B”, 5%, 8/01/24	3,000,000	3,518,760
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/25	1,000,000	1,107,390
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	5,655,000	6,186,344
State of Washington, “A”, 5%, 7/01/33	5,000,000	5,572,350
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,450,000	1,692,542
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,690,000	4,279,994
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,285,000	6,233,023
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/27	14,095,000	16,365,423
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	3,955,000	4,346,070
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,165,000	2,455,175
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	3,905,000	3,910,272
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,649,305
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/37	16,315,000	19,001,428
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/38	17,130,000	19,876,624
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/39	17,985,000	20,822,314
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/16	5,145,000	5,650,651

		$151,255,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/29	$1,445,000	$1,665,377
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	2,110,000	2,186,635
West Virginia Housing Development Fund, “A”, 1.2%, 11/01/17	1,345,000	1,351,712

		$5,203,724
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$2,215,000	$2,489,704
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	665,000	742,027
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, FRN, 1.25%, 8/15/25 (Put Date 8/15/17)	2,075,000	2,082,449
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,220,000	1,438,807
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	430,000	505,280
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,390,000	1,651,223
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,594,470
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	490,000	494,312
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	455,000	462,407
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	375,000	384,615
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	295,000	305,859
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	475,000	480,097
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,365,000	1,501,650
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	1,600,000	1,697,312

		$15,830,212
Total Municipal Bonds		$2,180,696,405

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 1/01/15	$580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 1/01/15	910,000	910,000
Total Floating Rate Demand Notes		$1,490,000

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	17,628,708	$17,628,708
Total Investments		$2,199,815,113

Other Assets, Less Liabilities - (0.5)%		(10,884,141)
Net Assets - 100.0%		$2,188,930,972

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,955,979 representing 0.5% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,180,696,405	$—	$2,180,696,405
Short Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	17,628,708	—	—	17,628,708
Total Investments	$17,628,708	$2,182,186,405	$—	$2,199,815,113

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,973,635,820
Gross unrealized appreciation	186,548,076
Gross unrealized depreciation	(3,160,850)
Net unrealized appreciation (depreciation)	$183,387,226

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	131,256,843	219,120,966	(332,749,101)	17,628,708

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,947	$17,628,708

QUARTERLY REPORT

December 31, 2014

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.3%
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$555,000	$636,245
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	245,000	270,821
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	170,000	187,729
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 1/01/24	1,000,000	1,043,440
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/28	650,000	731,263
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/29	500,000	560,405
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 12/01/15	1,000,000	1,046,590
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	1,160,000	1,340,832
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	99,624
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	15,000	17,125
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	86,758
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	130,000	139,988

		$6,160,820
General Obligations - General Purpose - 5.7%
Guam Government, “A”, 5.25%, 11/15/37	$290,000	$292,813
Guam Government, “A”, 7%, 11/15/39	105,000	123,540
Nassau County, NY, General Improvement, “B”, 5%, 4/01/23	1,820,000	2,155,226
New York, NY, “B”, 5%, 8/01/18	3,000,000	3,402,750
New York, NY, “E”, 5%, 8/01/21	2,500,000	2,968,000
New York, NY, “E-1”, 6.25%, 10/15/28	1,000,000	1,188,260
New York, NY, “J”, FGIC, 5.5%, 2/15/26	5,000	5,018
Onondaga County, NY, General Obligation, 5%, 5/01/29	750,000	873,240

		$11,008,847
General Obligations - Schools - 1.2%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$3,730,000	$1,203,298
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 6/15/15	500,000	516,020
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	1,690,000	645,124

		$2,364,442
Healthcare Revenue - Hospitals - 11.4%
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	$550,000	$575,300
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/44	1,000,000	1,108,270
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	215,000	252,309
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	245,000	285,401
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/27	1,425,000	1,468,862
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	165,000	195,225
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 8/01/25	995,000	1,017,477
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/32	1,000,000	1,124,490
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,948
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,495,000	1,748,866
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/34	1,995,000	2,423,327
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/26	2,000,000	2,297,940
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), 5%, 7/01/36	1,000,000	1,143,620
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/25	750,000	868,845
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/37	750,000	814,898
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/23	1,000,000	1,136,710
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,290,000	1,447,883
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28	1,000,000	1,117,710
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	192,600

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	$395,000	$458,157
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/30	1,000,000	1,156,740
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	945,000	991,352

		$21,863,930
Healthcare Revenue - Long Term Care - 1.7%
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/40	$1,000,000	$1,111,400
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithica, Inc. Project), “A”, 5%, 7/01/44	1,000,000	1,069,330
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	120,000	139,327
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	180,000	209,644
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	500,000	469,690
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,501
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	154,431

		$3,177,323
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/32	$705,000	$797,898

Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	$350,000	$384,115
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	100,000	109,890

		$494,005
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,160,000	$1,197,607

Industrial Revenue - Other - 1.7%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,475,000	$1,772,758
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	250,000	254,898
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/24	1,000,000	1,248,600

		$3,276,256
Industrial Revenue - Paper - 0.9%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/25	$1,200,000	$1,219,308
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/21	470,000	470,813

		$1,690,121
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/40	$1,750,000	$2,055,358

Miscellaneous Revenue - Other - 7.4%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$205,000	$219,932
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	315,000	336,310
New York City, NY, Trust for Cultural Resources Rev. (American Museum of Natural History), “A”, 5%, 7/01/34	2,000,000	2,333,480
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	1,500,000	1,619,610
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	500,000	591,820
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,665,000	1,891,590
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	2,500,000	2,832,225
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	1,000,000	1,108,720
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	3,000,000	3,261,150

		$14,194,837

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 4.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$400,000	$402,296
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/40	1,520,000	1,597,520
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/41	745,000	749,351
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/41	1,000,000	1,060,890
New York Housing Finance Agency Rev., “E”, 3%, 11/01/30	1,000,000	968,040
New York, NY, City Housing Development Corp., 5.5%, 11/01/34	15,000	15,017
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	1,500,000	1,520,535
New York, NY, City Housing Development Corp., “C”, 5%, 11/01/26	500,000	506,710
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 11/01/35	1,000,000	1,051,020

		$7,871,379
Sales & Excise Tax Revenue - 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$1,000,000	$1,133,720
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	180,000	194,474
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	222,186
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,862
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	540,000	422,901

		$1,985,143
Single Family Housing - State - 0.9%
New York Mortgage Agency Rev., “130”, 4.65%, 4/01/27	$1,630,000	$1,637,482

State & Agency - Other - 0.7%
New York Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 5/15/19	$550,000	$601,766
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/18	650,000	708,734

		$1,310,500
State & Local Agencies - 11.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	$1,405,000	$1,149,697
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/33	1,860,000	2,240,333
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/20	1,225,000	1,230,157
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/16	1,735,000	1,819,234
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/20	2,000,000	2,356,820
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 3/15/23	1,300,000	1,583,413
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/40	830,000	937,800
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/17	1,130,000	1,230,875
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	2,000,000	2,409,220
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/28	2,000,000	2,326,480
New York Urban Development Corp. Rev., State Personal Income Tax Rev., “C”, 5%, 12/15/18	3,000,000	3,441,330
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/28	1,000,000	1,180,860
United Nations Development Corp., “A”, 5%, 7/01/26	500,000	568,660

		$22,474,879
Tax - Other - 7.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$270,000	$301,636
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	90,000	100,738
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,000,000	3,466,290
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/40	2,000,000	2,255,640
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	2,000,000	2,228,000
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/32	1,000,000	1,106,060
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/27	3,000,000	3,495,150
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	605,000	699,096
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	1,250,000	1,316,600

		$14,969,210

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$765,000	$649,531
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	775,000	637,941
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	1,235,000	1,006,364
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	355,000	417,061
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	460,000	459,025
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	645,000	481,660
New York County Tobacco Trust II, 5.625%, 6/01/35	795,000	800,358
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/32	750,000	817,680
TSASC, Inc., NY, “1”, 5.125%, 6/01/42	415,000	340,578
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/45	500,000	415,030

		$6,025,228
Toll Roads - 2.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$205,000	$255,032
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	206,956
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/28	1,000,000	1,170,520
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/29	2,000,000	2,243,840
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	3,000,000	1,635,810

		$5,512,158
Transportation - Special Tax - 1.2%
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/28	$2,000,000	$2,403,480

Universities - Colleges - 17.8%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/33	$125,000	$140,685
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 7/01/31	1,000,000	1,108,880
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/39	1,000,000	1,127,940
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 10/01/30	1,515,000	1,569,146
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/39	500,000	551,250
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	1,000,000	1,136,640
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,945,000	2,124,076
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 7/01/35	1,585,000	1,620,219
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/29	1,325,000	1,643,901
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/23	500,000	592,825
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/24	1,000,000	1,179,640
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	985,000	1,105,613
New York Dormitory Authority Rev., 5.25%, 7/01/48	1,955,000	2,149,210
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	1,285,000	1,719,998
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/33	600,000	676,290
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 7/01/31	2,000,000	2,114,960
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 7/01/39	2,000,000	2,223,280
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 5/01/38	500,000	536,890
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “A”, 5%, 7/01/44	1,500,000	1,697,100
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 7/01/35	2,000,000	2,159,840
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/40	2,000,000	2,177,380
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	80,000	68,318
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	108,043
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/27	500,000	528,485
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/31	2,225,000	2,403,556
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/31	1,000,000	1,123,620

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/41	$595,000	$660,569

		$34,248,354
Universities - Dormitories - 2.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	$2,000,000	$2,244,060
Build NYC Resource Corp. Rev. (Q Student Residences, LLC Project), “A”, 5%, 6/01/38	1,000,000	1,149,520
Build NYC Resource Corp. Rev. (Q Student Residences, LLC Project), “A”, 5%, 6/01/43	1,300,000	1,481,883

		$4,875,463
Universities - Secondary Schools - 1.3%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	$750,000	$741,915
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,000,000	989,470
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	535,000	682,339

		$2,413,724
Utilities - Municipal Owned - 3.2%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$515,000	$592,312
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	155,000	177,477
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	180,000	206,264
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/21	1,500,000	1,736,895
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/33	1,000,000	1,183,380
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	2,000,000	2,343,880

		$6,240,208
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$1,085,000	$1,482,956
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	115,000	126,199

		$1,609,155
Water & Sewer Utility Revenue - 4.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$315,000	$355,181
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	100,000	130,897
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “A”, 5%, 6/15/26	2,000,000	2,439,600
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/33	2,140,000	2,384,195
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 6/15/30	1,245,000	1,340,703
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/34	2,000,000	2,314,080

		$8,964,656
Total Municipal Bonds		$190,822,463

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	95	$95
Total Investments		$190,822,558

Other Assets, Less Liabilities - 0.7%		1,408,604
Net Assets - 100.0%		$192,231,162

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $741,915, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$190,822,463	$—	$190,822,463
Mutual Funds	95	—	—	95
Total Investments	$95	$190,822,463	$—	$190,822,558

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,607,596
Gross unrealized appreciation	17,477,410
Gross unrealized depreciation	(262,448)
Net unrealized appreciation (depreciation)	$17,214,962

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,613,642	39,463,457	(42,077,004)	95

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,722	$95

8

QUARTERLY REPORT

December 31, 2014

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.1%
Airport Revenue - 4.3%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 7/01/23	$1,430,000	$1,573,072
Charlotte, NC, Airport Rev., “A”, 4.75%, 7/01/28	1,250,000	1,407,675
Charlotte, NC, Airport Rev., “A”, 5%, 7/01/36	3,000,000	3,360,630
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/32	1,245,000	1,462,726
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	1,055,000	1,209,441
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	440,000	486,372
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	305,000	336,808
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/36	3,440,000	3,825,865
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	175,000	193,713
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	195,000	222,626
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	150,000	162,672
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	240,000	258,439

		$14,500,039
General Obligations - General Purpose - 3.6%
Cary, NC, Public Improvement, 5%, 3/01/24	$2,940,000	$3,668,708
Guam Government, “A”, 6.75%, 11/15/29	240,000	279,922
Guam Government, “A”, 7%, 11/15/39	265,000	311,791
Mecklenburg County, NC, “A”, 5%, 8/01/18	5,100,000	5,805,840
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/30	2,000,000	2,345,800

		$12,412,061
General Obligations - Schools - 4.0%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	$5,610,000	$1,499,721
Johnston County, NC, “B”, 5%, 2/01/18	1,425,000	1,597,781
Wake County, NC, “C”, 5%, 3/01/20	3,000,000	3,541,590
Wake County, NC, “C”, 5%, 3/01/24	5,570,000	6,950,580

		$13,589,672
Healthcare Revenue - Hospitals - 18.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/38	$2,000,000	$2,242,680
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/31	1,000,000	1,068,300
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/34	4,000,000	4,413,840
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	1,140,000	1,335,385
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	360,000	422,471
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	525,000	611,572
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,820,000	1,923,576
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	310,000	366,786
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	1,450,000	1,655,015
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	790,000	909,306
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	1,110,000	1,254,178
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	55,000	59,633
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/36	1,960,000	2,134,773
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/26	2,000,000	2,379,580
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/31	1,000,000	1,165,160
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/35 (Prerefunded 1/01/21)	800,000	988,800
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/35	1,620,000	1,800,938
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	3,500,000	3,885,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	2,420,000	2,740,819

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/40	$3,000,000	$3,325,740
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/30	5,250,000	5,788,650
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/31	4,355,000	4,920,061
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/38	1,825,000	2,018,140
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/25	1,600,000	1,767,712
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	2,215,000	2,512,607
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/34	2,000,000	2,186,600
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 11/01/15	1,140,000	1,137,013
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/38	1,000,000	1,104,020
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/26	1,155,000	1,228,932
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,040,000	2,568,319
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	470,000	565,269
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	270,000	315,163
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	635,000	736,530
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	2,195,000	2,588,673

		$64,121,941
Healthcare Revenue - Long Term Care - 1.2%
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/31	$480,000	$537,331
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/39	1,520,000	1,673,490
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/33	1,590,000	1,654,952
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	35,000	41,127
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	220,000	261,345

		$4,168,245
Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/34	$1,000,000	$1,139,710

Miscellaneous Revenue - Other - 1.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/25	$1,000,000	$1,226,310
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	420,000	450,593
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	640,000	683,296
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	3,145,000	3,573,003
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	100,000	114,933

		$6,048,135
Multi-Family Housing Revenue - 0.5%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/22	$775,000	$786,609
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/34	1,000,000	1,012,890

		$1,799,499
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/40	$1,000,000	$1,109,190

Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$1,675,000	$1,954,725
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	1,140,000	1,270,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	15,000	17,793
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	970,000	759,656

		$4,002,339
Single Family Housing - State - 1.7%
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 1/01/37	$1,370,000	$1,375,412
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 7/01/26	1,425,000	1,445,705
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 1/01/37	75,000	76,243

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/38	$1,290,000	$1,308,757
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/38	1,395,000	1,454,594

		$5,660,711
State & Agency - Other - 2.5%
Charlotte, NC, COP (Transit Projects), 5%, 6/01/33	$3,000,000	$3,320,670
Charlotte, NC, COP (Transit Projects), “E”, 5%, 6/01/35	1,990,000	2,021,641
Charlotte, NC, COP, “E”, 5%, 6/01/26	760,000	866,985
Charlotte, NC, COP, “E”, 5%, 6/01/34	2,000,000	2,241,760

		$8,451,056
State & Local Agencies - 14.1%
Asheville, NC, Limited Obligation, 5%, 4/01/28	$400,000	$465,516
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/39	5,130,000	5,612,117
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/28	2,345,000	2,836,676
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	2,260,000	1,849,335
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 6/01/45	1,355,000	1,378,441
Harnett County, NC, 5%, 6/01/28	45,000	45,120
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/29	400,000	439,160
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/27	3,230,000	3,628,420
Mecklenburg County, NC, COP, “A”, 5%, 2/01/28	350,000	397,292
Mooresville, NC, COP, 5%, 9/01/32	3,120,000	3,402,890
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/30	2,000,000	2,292,040
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/26	1,450,000	1,684,567
North Carolina Capital Improvement Obligation, “C”, 5%, 5/01/25	2,710,000	3,195,578
North Carolina Limited Obligation, “C” , 5%, 5/01/26	3,000,000	3,650,580
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/24	750,000	880,785
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/35	2,000,000	2,192,400
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/26	1,000,000	1,133,490
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/32	3,000,000	3,410,010
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/33	6,000,000	6,844,020
Wilmington, NC, COP, “A”, 5%, 6/01/38	2,650,000	2,914,815

		$48,253,252
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$420,000	$469,211
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	162,300
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	1,005,000	1,161,308
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	305,000	332,014
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	350,000	368,648
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	305,000	335,979
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	2,090,000	2,299,418

		$5,128,878
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$1,295,000	$1,099,533
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,975,000	2,320,270
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	940,000	938,007
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	540,000	403,250

		$4,761,060
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$435,000	$541,166
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	350,000	426,087

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$725,000	$831,126
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,160,000	1,262,996

		$3,061,375
Transportation - Special Tax - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$1,715,000	$1,806,993
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/18	5,810,000	6,530,731
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/28	2,300,000	2,687,274
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	3,000,000	3,400,380

		$14,425,378
Universities - Colleges - 15.8%
Appalachian State University, NC, Rev., 4%, 10/01/19	$1,080,000	$1,194,631
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30 (Prerefunded 7/15/15)	370,000	379,372
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30	630,000	645,958
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,170,980
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	2,000,000	2,184,140
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,545,000	1,734,185
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/33	1,000,000	1,085,120
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/28	980,000	1,121,228
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/29	865,000	987,847
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/31	2,000,000	2,272,360
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/38	1,000,000	1,110,740
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/45	1,500,000	1,685,610
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/38	2,500,000	2,810,675
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/31	3,240,000	3,474,997
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	450,000	505,476
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/20	2,180,000	2,212,220
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	170,000	145,177
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	275,000	220,088
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	115,000	92,026
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	55,000	43,053
University of North Carolina, Chapel Hill, 5%, 12/01/31	3,250,000	3,638,863
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/34	200,000	218,624
University of North Carolina, Charlotte, Rev., 5%, 4/01/43	1,715,000	1,958,599
University of North Carolina, Greensboro, Rev., 5%, 4/01/26	3,000,000	3,460,440
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	2,000,000	2,310,020
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/29	5,000,000	6,005,750
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/34	1,890,000	2,159,854
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/34	2,000,000	2,213,240
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/24	1,615,000	1,886,029
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/25	1,705,000	1,990,195
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 6/01/28	1,825,000	1,919,590
Winston-Salem State University, NC, General Rev., 5%, 4/01/33	1,000,000	1,120,200

		$53,957,287
Universities - Dormitories - 0.5%
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/29	$1,550,000	$1,700,986

Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$450,000	$464,202

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 6.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/20	$1,000,000	$1,167,100
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,000,000	1,177,800
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	520,000	609,409
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 1/01/18	14,245,000	16,181,750
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 1/01/30	2,500,000	2,821,800

		$21,957,859
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,695,000	$2,295,454
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,055,000	1,202,552
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,290,000	1,528,895
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	805,000	919,125
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	255,000	279,832

		$6,225,858
Water & Sewer Utility Revenue - 11.2%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/32	$1,000,000	$1,094,260
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,900,000	2,181,238
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/40	1,250,000	1,457,925
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/35	3,000,000	3,353,580
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/36	4,410,000	5,005,394
Charlotte, NC, Storm Water Fee Rev., 5%, 12/01/39	3,000,000	3,550,170
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/29	1,590,000	1,865,913
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/35	1,750,000	1,990,362
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/33	2,400,000	2,653,176
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/33	2,000,000	2,280,440
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	95,000	104,884
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	60,000	66,344
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	140,000	153,860
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	115,000	125,713
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 6/15/44	1,745,000	1,988,497
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/30	500,000	585,110
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/34	1,000,000	1,172,360
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/36	800,000	935,904
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/29	3,145,000	3,754,816
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/34	2,000,000	2,295,300
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/31	750,000	899,970
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/32	750,000	896,513

		$38,411,729
Total Municipal Bonds		$335,350,462

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3,119,524	$3,119,524
Total Investments		$338,469,986

Other Assets, Less Liabilities - 1.0%		3,531,773
Net Assets - 100.0%		$342,001,759

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$335,350,462	$—	$335,350,462
Mutual Funds	3,119,524	—	—	3,119,524
Total Investments	$3,119,524	$335,350,462	$—	$338,469,986

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$309,465,166
Gross unrealized appreciation	29,271,593
Gross unrealized depreciation	(266,773)
Net unrealized appreciation (depreciation)	$29,004,820

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	435,865	52,887,270	(50,203,611)	3,119,524

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,478	$3,119,524

8

QUARTERLY REPORT

December 31, 2014

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Airport Revenue - 2.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$335,000	$384,034
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/40	2,000,000	2,187,860
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	55,000	60,881
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	65,000	74,209
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	45,000	48,802
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	80,000	86,146

		$2,841,932
General Obligations - General Purpose - 12.3%
Abington Township, PA, 5%, 7/15/16	$1,000,000	$1,069,870
Abington Township, PA, 5%, 7/15/18	625,000	708,350
Allegheny County, PA, “C-73”, 5%, 12/01/18	1,500,000	1,707,450
Cambria County, PA, BAM, 5%, 8/01/20	1,000,000	1,133,660
Chester County, PA, 5%, 11/15/32	1,000,000	1,172,660
Commonwealth of Pennsylvania, 5%, 4/15/15	1,515,000	1,535,619
Commonwealth of Pennsylvania, 5%, 4/15/19	1,000,000	1,148,860
Commonwealth of Pennsylvania, 5%, 6/01/20	1,500,000	1,757,010
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	1,860,000	1,907,969
Guam Government, “A”, 6.75%, 11/15/29	75,000	87,476
Guam Government, “A”, 7%, 11/15/39	90,000	105,891
Luzerne County, PA, AGM, 6.75%, 11/01/23	475,000	571,610
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/32	595,000	312,470
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,000,000	1,132,600

		$14,351,495
General Obligations - Schools - 11.7%
Carlisle, PA, School District, 5%, 9/01/26	$1,000,000	$1,160,650
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/31	1,150,000	637,353
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/33	760,000	385,464
Daniel Boone, PA, School District, 5%, 8/15/32	500,000	549,670
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/34	1,275,000	1,450,019
Northampton County, PA, Area School District, “A”, 5%, 10/01/33	1,000,000	1,146,790
Northampton County, PA, Area School District, “A”, 5%, 10/01/34	1,210,000	1,382,195
Pittsburgh, PA, School District, “B”, 5%, 9/01/21	1,000,000	1,175,760
Reading, PA, School District, “A”, 5%, 4/01/18	1,000,000	1,085,010
Reading, PA, School District, “A”, 5%, 4/01/20	665,000	736,448
Scranton, PA, School District, “A”, AGM, 5%, 7/15/27	1,340,000	1,459,072
West Chester, PA, Area School District, “A”, 5%, 5/15/22	640,000	777,101
West Chester, PA, Area School District, “A”, 5%, 5/15/24	500,000	623,560
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/34	1,000,000	1,132,120

		$13,701,212
Healthcare Revenue - Hospitals - 19.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/18	$500,000	$567,505
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	1,000,000	1,151,660
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/40	1,500,000	1,661,460
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 7/01/39	500,000	588,570
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/41	500,000	592,540
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/40	1,000,000	1,079,770
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 6/01/20	750,000	880,058
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	305,000	335,378
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	705,000	817,349

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/34	$1,000,000	$1,129,710
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	500,000	571,370
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	165,000	193,632
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	150,000	174,735
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	335,000	384,945
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	390,000	449,927
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 11/15/18	165,000	165,111
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	450,000	450,140
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/16	85,000	86,966
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/39	750,000	808,515
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	105,000	124,234
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/27	250,000	265,843
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/37	250,000	263,285
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	20,000	21,685
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	500,000	543,145
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pittsburg Medical Center), “E”, 5%, 5/15/19	1,730,000	1,991,611
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/25	1,000,000	1,160,520
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	810,000	909,136
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	180,000	208,589
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25 (Prerefunded 6/01/18)	430,000	500,804
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25	320,000	365,872
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	1,000,000	1,138,170
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/33	500,000	564,225
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	155,000	186,419
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/32	500,000	571,665
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/30	1,000,000	1,094,040
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	485,000	508,789

		$22,507,373
Healthcare Revenue - Long Term Care - 2.3%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	$300,000	$303,411
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	250,000	253,123
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	500,000	535,235
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	500,000	519,225
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	500,000	552,460
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/29	250,000	286,833
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	65,000	75,469
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	105,000	122,292
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	10,000	11,751
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	70,000	83,155

		$2,742,954
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	$110,000	$110,090

Industrial Revenue - Other - 1.1%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/31	$1,000,000	$1,253,840

Miscellaneous Revenue - Other - 0.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$145,000	$155,562
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	225,000	240,221

		$395,783

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$580,000	$676,860
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	120,000	129,649
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	135,000	149,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	380,000	297,597

		$1,254,082
Single Family Housing - Local - 0.5%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 11/01/37	$520,000	$529,656

Single Family Housing - State - 2.5%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “108-B”, 4.75%, 10/01/28	$1,000,000	$1,000,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 4/01/31	920,000	923,275
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 4/01/37	25,000	25,372
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/22	1,000,000	1,028,750

		$2,977,397
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	$205,000	$205,238
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	500,000	548,740

		$753,978
State & Local Agencies - 3.7%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/36	$1,500,000	$1,658,955
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	715,000	813,763
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.059%, 8/01/18	50,000	47,563
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	730,000	597,352
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.919%, 8/01/18 (p)	50,000	63,813
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	60,000	69,205
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23	440,000	491,291
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	500,000	580,550

		$4,322,492
Tax - Other - 1.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$750,000	$819,548
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	140,000	156,404
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	50,369
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	125,000	143,935

		$1,170,256
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	$225,000	$231,237

Tobacco - 2.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$430,000	$353,955
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	665,000	541,889
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	755,000	886,989
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	310,000	309,343
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	123,215
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	80,000	80,018

		$2,295,409
Toll Roads - 1.4%
Delaware River Port Authority Rev., 5%, 1/01/29	$1,145,000	$1,340,921
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	140,000	174,168

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	$110,000	$133,913

		$1,649,002
Transportation - Special Tax - 1.0%
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/30	$1,000,000	$1,131,830

Universities - Colleges - 16.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/33	$1,250,000	$1,346,900
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/32	500,000	577,005
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 3/01/24	1,000,000	1,054,760
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	250,000	267,520
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/40	500,000	540,140
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/31	250,000	283,195
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/26	1,000,000	1,097,210
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/39	300,000	322,815
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/31	565,000	606,234
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	750,000	853,845
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 12/01/19	290,000	335,423
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/31	350,000	398,129
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/40	1,000,000	1,072,660
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,050,000	1,146,674
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/37	500,000	540,530
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	505,000	566,837
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/34	250,000	276,663
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/33	500,000	572,230
Pennsylvania Higher Educational Facilities Authority Rev. (Bryn Mawr College), 5%, 12/01/27	700,000	845,831
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/37	630,000	680,463
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/27	500,000	539,315
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/37	500,000	523,920
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 6/01/20	500,000	530,680
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	500,000	559,570
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	95,000	76,030
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/38	1,000,000	1,089,950
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/30	1,000,000	1,137,210
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/35	1,000,000	1,101,540

		$18,943,279
Universities - Dormitories - 3.2%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/45	$1,000,000	$1,026,590
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	1,000,000	1,038,250
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,000,000	1,089,420
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	500,000	565,505

		$3,719,765
Universities - Secondary Schools - 2.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$345,000	$440,013
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	500,000	523,910
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/40	500,000	530,065
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	665,000	724,218
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	400,000	420,156
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	400,000	432,496

		$3,070,858

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/39	$1,000,000	$1,103,090
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	415,000	485,040
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	110,000	117,332
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/39	1,000,000	1,119,510

		$2,824,972
Utilities - Municipal Owned - 1.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$315,000	$362,288
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	95,000	108,776
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	105,000	120,321
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/40	1,000,000	1,132,680

		$1,724,065
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$545,000	$738,066
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	280,000	382,698
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	420,000	478,741
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	235,000	273,526
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	255,000	291,151
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	75,000	82,304

		$2,246,486
Water & Sewer Utility Revenue - 7.0%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/40	$1,000,000	$1,113,150
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/33	1,000,000	1,121,850
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/42	500,000	538,490
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	750,000	843,443
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	45,000	51,282
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	120,000	137,864
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	260,000	293,166
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/31	1,000,000	998,890
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/32	1,000,000	1,116,600
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.125%, 1/01/43	1,000,000	1,115,680
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/30	750,000	826,403

		$8,156,818
Total Municipal Bonds		$114,906,261

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,057,172	$1,057,172
Total Investments		$115,963,433

Other Assets, Less Liabilities - 0.9%		1,015,779
Net Assets - 100.0%		$116,979,212

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,906,261	$—	$114,906,261
Mutual Funds	1,057,172	—	—	1,057,172
Total Investments	$1,057,172	$114,906,261	$—	$115,963,433

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$106,612,831
Gross unrealized appreciation	9,400,410
Gross unrealized depreciation	(49,808)
Net unrealized appreciation (depreciation)	$9,350,602

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,151,391	25,086,095	(27,180,314)	1,057,172

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,546	$1,057,172

8

QUARTERLY REPORT

December 31, 2014

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.6%
Airport Revenue - 4.1%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/21	$2,000,000	$2,344,393
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	220,000	243,186
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	155,000	171,165
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/40	2,250,000	2,447,573
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 1/01/25	1,500,000	1,504,560
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	99,624
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	10,000	11,417
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	75,000	81,336
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	120,000	129,220

		$7,032,474
General Obligations - General Purpose - 8.2%
Aiken County, SC, County Administration Building Project, 5%, 3/01/25	$910,000	$1,091,754
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/20	2,000,000	2,384,960
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 3/01/33	1,000,000	1,204,320
Guam Government, “A”, 5.25%, 11/15/37	280,000	282,716
Guam Government, “A”, 7%, 11/15/39	50,000	58,829
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	1,000,000	1,228,850
South Carolina, State Highway, “A”, 5%, 6/01/18	3,000,000	3,402,600
York County, SC, 5%, 11/01/20	2,675,000	3,183,330
York County, SC, 5%, 11/01/21	1,000,000	1,208,040

		$14,045,399
General Obligations - Schools - 10.0%
Anderson County, SC, School District, “A”, 5%, 3/01/21	$1,065,000	$1,267,414
Anderson County, SC, School District, “A”, 5%, 3/01/26	1,240,000	1,562,090
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	2,840,000	759,217
Chesterfield County, SC, School District, 5%, 3/01/25	3,000,000	3,550,860
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/23	1,030,000	1,259,628
Oconee County, GA, General Obligation, “A”, 5%, 3/01/19	465,000	534,936
Oconee County, GA, General Obligation, “A”, 5%, 3/01/22	805,000	969,953
Orangeburg County, SC, Consolidated School District, 4%, 4/01/19	1,315,000	1,443,173
Richland County, SC, School District No. 1, “A”, 5%, 3/01/25	2,000,000	2,369,220
Richland County, SC, School District No. 1, “A”, 5%, 3/01/29	3,000,000	3,527,280

		$17,243,771
Healthcare Revenue - Hospitals - 17.2%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	$400,000	$439,840
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	925,000	1,072,408
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/37	3,000,000	3,311,340
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/20	3,400,000	3,961,408
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/39	1,000,000	1,104,080
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/31	1,950,000	2,195,154
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	550,000	628,507
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	480,000	562,267
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	155,000	181,897
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	180,000	209,682
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	605,000	697,964
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	865,000	996,298
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/32	1,500,000	1,618,860
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/26	500,000	570,500

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	$465,000	$491,463
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	400,000	460,408
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	445,000	502,801
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	585,000	690,054
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	915,000	1,151,967
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/38	1,500,000	1,673,055
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 11/01/30	375,000	317,456
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/37	1,250,000	1,346,588
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	275,000	307,062
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/30	1,000,000	1,156,620
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	175,000	195,566
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/37	2,000,000	2,211,400
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	105,000	122,563
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	255,000	295,772
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	945,000	1,114,486

		$29,587,466
Healthcare Revenue - Long Term Care - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	$257,256	$235,029
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	152,775	9,605
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/26	400,000	402,308
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/43	750,000	760,140
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	250,000	253,448

		$1,660,530
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	$1,000,000	$1,000,360

Industrial Revenue - Other - 0.7%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/17	$1,000,000	$1,136,700

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$1,000,000	$1,069,430
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	100,000	120,197

		$1,189,627
Miscellaneous Revenue - Other - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/18	$570,000	$570,758
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/19	595,000	595,750
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/20	630,000	630,687
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	45,000	51,720

		$1,848,915
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/38	$1,000,000	$1,010,930

Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/40	$250,000	$277,323

Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$725,000	$814,168
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	222,186

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	$395,000	$295,697

		$1,332,051
Single Family Housing - State - 1.9%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$830,000	$839,039
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 7/01/38	305,000	315,495
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 7/01/37	820,000	836,179
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/32	1,190,000	1,206,553

		$3,197,266
Solid Waste Revenue - 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/28	$1,000,000	$1,116,030

State & Local Agencies - 7.0%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/24	$1,000,000	$1,233,750
Berkeley County, SC, School District Special Obligation, 5%, 12/01/20	800,000	932,496
Berkeley County, SC, School District Special Obligation, 5%, 12/01/21	1,000,000	1,172,800
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/21	1,000,000	1,198,930
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/31	3,720,000	4,034,377
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/30	2,000,000	2,356,620
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/28	680,000	735,706
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	290,000	334,034

		$11,998,713
Tax - Other - 4.2%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/22	$1,025,000	$1,190,056
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/29	750,000	826,500
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/30	500,000	546,650
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	180,000	201,091
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	60,000	67,159
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	184,237
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	585,000	674,581
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	585,000	657,353
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/32	2,100,000	2,276,211
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	580,000	639,641

		$7,263,479
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$385,000	$386,756

Tobacco - 1.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$525,000	$432,154
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	840,000	684,491
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	850,000	998,597
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	235,000	175,489

		$2,290,731
Toll Roads - 1.0%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	$1,510,000	$823,358
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	335,000	384,037
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	535,000	582,503

		$1,789,898

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$735,000	$739,550
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/23	2,825,000	3,298,357

		$4,037,907
Universities - Colleges - 5.0%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/22	$1,205,000	$1,399,764
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	795,000	1,064,123
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	200,000	224,656
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	64,049
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	125,000	100,040
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	44,013
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,484
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/32	1,000,000	1,078,920
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/35	1,000,000	1,125,890
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/38	1,000,000	1,133,900
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/40	2,000,000	2,234,840

		$8,493,679
Universities - Dormitories - 2.3%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/35	$2,555,000	$2,886,920
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/39	1,000,000	1,103,750

		$3,990,670
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$220,000	$235,715

Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$800,000	$935,016
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29	150,000	159,998

		$1,095,014
Utilities - Municipal Owned - 8.2%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/31	$2,500,000	$2,817,575
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/34	2,325,000	2,629,412
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	860,000	1,024,337
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	145,000	166,026
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	170,000	194,805
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/21	2,700,000	3,323,781
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/30	1,000,000	1,131,560
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/38	2,500,000	2,852,175

		$14,139,671
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$685,000	$927,661
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/42	790,000	847,520
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	130,000	164,545
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	270,000	312,371
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	337,543
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	570,000	675,558
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	330,000	376,784

		$3,641,982

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 16.4%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/35	$1,000,000	$1,142,370
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2/01/29 (Prerefunded 2/01/15)	1,020,000	1,023,437
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/25	580,000	679,702
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/36	3,000,000	3,412,620
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/20	120,000	140,748
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/21	400,000	475,812
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/29	1,000,000	1,144,620
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/24	1,000,000	1,155,050
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/30	1,000,000	1,131,750
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	315,000	355,181
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/32	1,405,000	1,505,668
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/39	2,000,000	2,273,180
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	55,202
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	33,172
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	70,000	76,930
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	60,000	65,590
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 6/15/44	885,000	1,008,493
North Charleston, SC, Sewer District, 5%, 7/01/39	3,425,000	3,962,383
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/34	2,000,000	2,315,520
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/33	1,000,000	1,142,100
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/39	2,000,000	2,238,180
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/17	2,040,000	2,241,940
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/25	540,000	599,837

		$28,179,485
Total Municipal Bonds		$169,222,542

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	722,792	$722,792
Total Investments		$169,945,334

Other Assets, Less Liabilities - 1.0%		1,726,139
Net Assets - 100.0%		$171,671,473

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CIFG	CDC IXIS Financial Guaranty
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$169,222,542	$—	$169,222,542
Mutual Funds	722,792	—	—	722,792
Total Investments	$722,792	$169,222,542	$—	$169,945,334

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,783,573
Gross unrealized appreciation	11,831,041
Gross unrealized depreciation	(669,280)
Net unrealized appreciation (depreciation)	$11,161,761

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,792,200	35,395,786	(37,465,194)	722,792

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,698	$722,792

7

QUARTERLY REPORT

December 31, 2014

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Airport Revenue - 2.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/39	$1,000,000	$1,084,150
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/25	1,000,000	1,149,480

		$2,233,630
General Obligations - General Purpose - 19.4%
Chattanooga, TN, “B”, 4%, 10/01/23	$1,325,000	$1,498,337
Guam Government, “A”, 5.25%, 11/15/37	215,000	217,086
Johnson City, TN, 5%, 6/01/31	1,000,000	1,126,710
Memphis, TN, “A”, 5%, 11/01/22	1,500,000	1,815,750
Memphis, TN, “B”, 5%, 4/01/34	1,025,000	1,199,178
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/21	2,000,000	2,361,540
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/28 (Prerefunded 1/01/18)	2,000,000	2,241,700
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/34	1,000,000	1,135,640
Shelby County, TN, “A”, 4.75%, 3/01/18	200,000	223,548
Shelby County, TN, “A”, 5%, 3/01/28	2,000,000	2,371,620
State of Tennessee, “A”, 5%, 10/01/29	1,500,000	1,774,965
Sumner County, TN, 5%, 6/01/20	1,175,000	1,386,300
Sumner County, TN, 5%, 6/01/21	1,300,000	1,556,581
Williamson County, TN, School District, “A”, 4%, 3/01/19	1,015,000	1,129,776

		$20,038,731
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 4/01/26	$740,000	$942,708

Healthcare Revenue - Hospitals - 14.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$1,000,000	$1,082,440
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	500,000	559,395
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/33	1,000,000	1,167,960
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	295,000	324,382
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	680,000	788,365
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	405,000	474,413
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 4/01/38	1,000,000	1,102,750
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/18	165,000	165,356
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	400,000	421,060
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	790,000	911,391
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	265,000	305,224
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/24	1,000,000	1,168,140
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/41	900,000	248,373
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	675,000	713,414
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	85,000	100,570
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	510,000	587,020
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/40	1,500,000	1,660,365
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/27	1,500,000	1,656,915
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	170,000	204,459
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	785,000	925,790

		$14,567,782
Healthcare Revenue - Long Term Care - 3.0%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/23	$430,000	$439,482
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	1,000,000	1,019,980

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/37	$1,000,000	$1,056,850
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	550,000	558,459

		$3,074,771
Miscellaneous Revenue - Entertainment & Tourism - 2.8%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/29	$2,500,000	$2,903,225

Miscellaneous Revenue - Other - 5.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	$1,000,000	$1,047,190
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	340,000	340,292
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/21	535,000	632,616
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/23	1,205,000	1,454,640
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/26	880,000	952,257
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	980,000	1,113,368

		$5,540,363
Multi-Family Housing Revenue - 1.0%
Knoxville, TN, Community Development Corp., 5%, 7/01/24	$1,000,000	$1,002,620

Sales & Excise Tax Revenue - 1.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$480,000	$560,160
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	300,000	334,254
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	120,000	133,312
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	250,000	187,150
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	2,820,000	187,389

		$1,402,265
Single Family Housing - State - 2.9%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/26	$900,000	$915,246
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/29	725,000	760,880
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/24	1,245,000	1,321,704

		$2,997,830
State & Agency - Other - 1.1%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/40	$1,000,000	$1,085,130

State & Local Agencies – 7.9%
Blount County, TN, Public Building Authority Rev. (Local Government Public Improvement), “B-12-A”, 5%, 6/01/22	$500,000	$576,820
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/20	700,000	818,629
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/24	1,000,000	1,168,870
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	360,000	409,118
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33	1,640,000	1,838,571
Tennessee School Bond Authority, “A”, 5%, 11/01/43	1,000,000	1,138,440
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/32	2,000,000	2,195,060

		$8,145,508
Tax - Other - 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$150,000	$167,576
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	50,000	55,966
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	250,000	283,843
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	245,000	279,643

		$787,028

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$200,000	$234,964
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	260,000	259,449
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	141,884
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/31	750,000	736,800

		$1,373,097
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$200,000	$229,276
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	320,000	348,413

		$577,689
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$600,000	$632,184

Universities - Colleges - 5.8%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/39	$500,000	$553,805
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	250,000	272,292
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/23	1,000,000	1,097,820
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/28	500,000	578,265
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/30	375,000	430,905
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 10/01/34	2,500,000	2,865,225
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	120,000	134,794

		$5,933,106
Universities - Dormitories - 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 8/01/40	$1,000,000	$1,184,020

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$130,000	$139,286

Utilities - Municipal Owned - 10.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/33	$2,000,000	$2,225,860
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/35	1,000,000	1,067,040
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/34	1,250,000	1,397,663
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	300,000	345,036
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	470,000	529,098
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/29	1,000,000	1,121,200
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	195,000	228,528
Memphis, TN, Electric Systems Rev., 5%, 12/01/34	1,000,000	1,183,390
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/39	2,000,000	2,333,080

		$10,430,895
Utilities - Other - 1.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$225,000	$260,309
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	115,000	133,853
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	85,000	98,983
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,200,000	1,422,228

		$1,915,373
Water & Sewer Utility Revenue - 13.5%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/29	$1,000,000	$1,175,260
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 9/01/37	1,000,000	1,098,250
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 4/01/37 (Prerefunded 4/01/15)	2,620,000	2,650,051
Knoxville, TN, Waste Water System Rev., “B”, 5%, 4/01/21	1,150,000	1,372,870
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/21	865,000	1,015,190
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/32	2,000,000	2,340,160

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 1/01/22	$1,365,000	$1,660,850
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	30,000	33,121
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	22,115
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	45,000	49,455
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	35,000	38,261
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	65,000	85,083
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 12/01/33	2,140,000	2,422,309

		$13,962,975
Total Municipal Bonds		$100,870,216

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,075,577	$1,075,577
Total Investments		$101,945,793

Other Assets, Less Liabilities - 1.1%		1,098,672
Net Assets - 100.0%		$103,044,465

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,870,216	$—	$100,870,216
Mutual Funds	1,075,577	—	—	1,075,577
Total Investments	$1,075,577	$100,870,216	$—	$101,945,793

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$94,195,303
Gross unrealized appreciation	7,952,061
Gross unrealized depreciation	(201,571)
Net unrealized appreciation (depreciation)	$7,750,490

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,662,126	24,416,068	(25,002,617)	1,075,577

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,013	$1,075,577

6

QUARTERLY REPORT

December 31, 2014

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.1%
Airport Revenue - 3.5%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$855,000	$980,150
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/28	1,500,000	1,707,450
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 10/01/35	3,000,000	3,081,000
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/23	2,000,000	2,338,080
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/24	1,000,000	1,161,820
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 8/01/27	720,000	722,275

		$9,990,775
General Obligations - General Purpose - 13.2%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/22	$1,950,000	$2,378,903
Chesapeake, VA, “B”, 5%, 6/01/23	1,930,000	2,289,057
Guam Government, “A”, 6.75%, 11/15/29	925,000	1,078,865
Guam Government, “A”, 5.25%, 11/15/37	540,000	545,238
Guam Government, “A”, 7%, 11/15/39	110,000	129,423
Isle Wight County, VA, “A”, 4%, 4/01/20	1,045,000	1,165,457
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/22	3,000,000	3,679,410
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/18	5,500,000	6,306,740
Lynchburg, VA, Public Improvement, 5%, 12/01/23	1,000,000	1,172,310
Lynchburg, VA, Public Improvement, 5%, 6/01/26	1,000,000	1,223,320
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/22	1,255,000	1,502,034
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/32	500,000	581,300
Richmond, VA, General Obligation Public Improvement, “A”, 5%, 3/01/19	1,250,000	1,439,100
Richmond, VA, Public Improvement, “A”, 5%, 3/01/24	1,785,000	2,170,971
Richmond, VA, Public Improvement, “A”, 5%, 3/01/28	220,000	262,299
Richmond, VA, Public Improvement, “B”, 5%, 7/15/20	1,685,000	1,997,551
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/22	555,000	661,721
Suffolk, VA, General Obligation, 5%, 12/01/21	3,330,000	4,023,539
Suffolk, VA, General Obligation, 5%, 12/01/22	2,480,000	3,031,453
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/22	2,000,000	2,433,860

		$38,072,551
General Obligations - Schools - 1.0%
Lubbock, TX, Independent School District, N, 5%, 2/15/42	$1,710,000	$1,976,333
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	2,595,000	990,589

		$2,966,922
Healthcare Revenue - Hospitals - 17.1%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/37	$1,000,000	$1,074,420
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5.5%, 5/15/35	1,500,000	1,726,170
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/44	2,000,000	2,283,860
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/25	500,000	575,610
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/37	2,000,000	2,242,680
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/31	750,000	832,770
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/33	1,000,000	1,099,430
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/19	1,125,000	1,263,848
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/42	1,750,000	1,943,935
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/20	1,500,000	1,740,315
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	970,000	1,136,248
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	375,000	440,074

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	$395,000	$460,136
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,635,000	1,728,048
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	635,000	730,898
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/36	2,875,000	3,281,611
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39	1,315,000	1,317,183
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/33	2,385,000	2,669,411
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/38 (Prerefunded 7/01/20)	45,000	53,395
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 7/01/38	2,955,000	3,294,618
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/17	2,315,000	2,438,806
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	1,805,000	2,272,459
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/40	4,000,000	4,369,880
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/37	2,000,000	2,114,900
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/29	1,400,000	1,661,072
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	220,000	256,799
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	530,000	614,742
Winchester, VA, Economic Development Authority, Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	2,000,000	2,234,500
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,880,000	2,217,178
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	1,280,000	1,342,784

		$49,417,780
Healthcare Revenue - Long Term Care - 1.8%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/42	$1,000,000	$1,029,840
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/38	750,000	577,545
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/24	395,000	426,379
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/25	385,000	413,013
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)(d)	200,800	6,024
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/37	1,000,000	1,020,120
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	500,000	512,620
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/31	750,000	758,813
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	175,000	203,186
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	265,000	308,643

		$5,256,183
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	$100,000	$120,419
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	130,000	156,256
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	1,683,272	168

		$276,843
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	$80,000	$91,946

Multi-Family Housing Revenue - 5.8%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/31 (Put Date 11/01/19)	$2,705,000	$2,708,030
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/38	1,355,000	1,407,682
Virginia Housing Development Authority Rev., “D”, 4.6%, 7/01/33	1,000,000	1,008,240
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/30	1,450,000	1,586,518
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/45	3,050,000	3,219,184
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/39	3,000,000	3,128,130
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/37	1,330,000	1,399,453

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/45	$2,125,000	$2,239,155

		$16,696,392
Port Revenue - 0.3%
Virginia Port Authority Facilities Rev., FGIC, 5%, 7/01/36	$1,000,000	$1,002,750

Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$1,320,000	$1,482,347
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	40,000	47,449
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	825,000	646,099

		$2,175,895
Single Family Housing - State - 2.9%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$1,370,000	$1,384,919
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 7/01/32	2,000,000	2,032,980
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/41	3,770,000	4,041,478
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 1/01/15	1,000,000	1,000,000

		$8,459,377
State & Local Agencies - 11.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	$1,915,000	$1,567,025
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 1/15/30 (Prerefunded 1/15/15)	1,000,000	1,001,210
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/33	500,000	595,970
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/34	1,000,000	1,187,240
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	1,000,000	1,141,300
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/29	500,000	547,880
Powhatan County, VA, 5%, 1/15/32	2,500,000	2,826,175
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	2,400,000	2,713,944
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33	600,000	652,374
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/23	2,140,000	2,607,290
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/29	1,500,000	1,702,035
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/34	2,500,000	2,964,625
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/27	3,000,000	3,509,040
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/20	3,000,000	3,542,010
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 8/01/28	1,000,000	1,133,580
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/29	950,000	1,086,354
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/21	1,000,000	1,130,430
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/19	1,175,000	1,361,590
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/30	1,000,000	1,155,070
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/29 (Prerefunded 8/01/19)	100,000	116,265

		$32,541,407
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$365,000	$407,767
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	120,000	134,317
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	830,000	959,090
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	250,000	272,143
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	285,000	300,185
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	250,000	275,393
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	1,645,000	1,809,829

		$4,158,724
Tax Assessment - 0.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$750,000	$777,398

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$275,000	$219,775
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,110,000	906,482
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	415,000	363,370
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	100,000	82,315
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,575,000	1,850,342
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	740,000	738,431
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	295,000	295,065
Virginia Tobacco Settlement Financing Corp., 5.625%, 6/01/37	1,000,000	1,022,160
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/47	2,000,000	1,401,800

		$6,879,740
Toll Roads - 2.2%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	$2,000,000	$2,137,420
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/34	2,500,000	2,640,125
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	565,000	647,705
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	905,000	985,355

		$6,410,605
Transportation - Special Tax - 3.3%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., “A”, 5%, 9/15/27	$2,000,000	$2,335,780
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 9/15/26	1,000,000	1,091,950
Virginia Commonwealth Transportation Board Rev., 5%, 5/15/20	1,250,000	1,475,125
Virginia Port Authority, Port Fund Rev., 5%, 7/01/32	1,200,000	1,373,412
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/29	1,485,000	1,704,839
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	1,365,000	1,544,020

		$9,525,126
Universities - Colleges - 7.1%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/26	$1,770,000	$1,813,631
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/30	615,000	665,147
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/34	1,000,000	1,156,240
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	230,000	184,074
University of Virginia (University Rev.), 5%, 9/01/25	3,760,000	4,516,362
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/43	685,000	793,785
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/26	2,000,000	2,083,960
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/21	2,115,000	2,514,249
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/37	2,180,000	2,235,372
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/31	1,000,000	1,275,480
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	2,500,000	2,891,725
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/33	500,000	561,675

		$20,691,700
Universities - Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/40	$1,900,000	$2,077,517

Utilities - Municipal Owned - 3.5%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/16	$240,000	$259,426
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	785,000	902,844
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	1,250,000	1,407,175
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	470,000	550,812
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	60,000	56,654
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	260,000	242,705
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,574
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,563

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	$5,000	$5,089
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,940
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	30,000	28,088
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	20,000	20,193
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	185,000	173,208
Richmond, VA, Public Utility Rev., 5%, 1/15/35	1,000,000	1,001,210
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/27	2,555,000	3,070,318
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/38	2,000,000	2,306,500

		$10,070,299
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$945,000	$1,077,168
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	555,000	642,096
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	337,543
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	215,000	252,320
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,140,000	1,351,117

		$3,660,244
Water & Sewer Utility Revenue - 19.2%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/28	$1,000,000	$1,186,330
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	60,000	68,377
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	175,000	201,052
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	620,000	699,087
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	745,000	841,172
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33	1,255,000	1,380,249
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/38	3,750,000	4,123,013
James City, VA, Water & Sewer Rev., 5%, 1/15/40	1,290,000	1,401,856
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	80,000	88,323
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	50,000	55,287
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	110,000	120,890
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	100,000	109,316
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 6/15/44	1,475,000	1,680,822
Norfolk, VA, Water Rev., 5%, 11/01/28	1,000,000	1,172,080
Norfolk, VA, Water Rev., 4.75%, 11/01/38	4,000,000	4,301,560
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/41	2,000,000	2,213,680
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/22	1,310,000	1,585,126
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 11/01/25	3,850,000	4,699,426
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/27	3,000,000	3,323,490
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/31	1,000,000	1,142,180
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/33	2,180,000	2,450,342
Virginia Resources Authority, Infrastructure Rev., 5%, 11/01/38	2,035,000	2,244,931
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/40	1,400,000	1,583,554
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/38 (Prerefunded 11/01/18)	565,000	648,100
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/25 (Prerefunded 11/01/21)	40,000	48,551
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	715,000	826,840
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	105,000	121,424
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/25 (u)	1,245,000	1,488,099
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/27 (u)	5,755,000	6,834,178
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/28 (u)	3,000,000	3,562,560
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/25	1,555,000	1,857,525
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/33	2,245,000	1,117,426
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/34	2,250,000	1,066,410
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/35	1,950,000	876,837
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/36	1,250,000	532,525

		$55,652,618
Total Municipal Bonds		$286,852,792

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3,165,268	$3,165,268
Total Investments		$290,018,060

Other Assets, Less Liabilities - (0.2)%		(524,724)
Net Assets - 100.0%		$289,493,336

(a)	Non-income producing security.
(d)	In default.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$286,852,792	$—	$286,852,792
Mutual Funds	3,165,268	—	—	3,165,268
Total Investments	$3,165,268	$286,852,792	$—	$290,018,060

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$265,194,137
Gross unrealized appreciation	21,879,601
Gross unrealized depreciation	(2,059,864)
Net unrealized appreciation (depreciation)	$19,819,737

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,097,091	41,736,578	(41,668,401)	3,165,268

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,867	$3,165,268

8

QUARTERLY REPORT

December 31, 2014

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.8%
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$155,000	$171,329
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	110,000	121,472
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	60,000	66,416
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	70,000	79,917
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	59,646
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	85,000	91,531

		$590,311
General Obligations - General Purpose - 3.9%
Guam Government, “A”, 6.75%, 11/15/29	$35,000	$40,822
Guam Government, “A”, 5.25%, 11/15/37	250,000	252,425
Guam Government, “A”, 7%, 11/15/39	45,000	52,946
State of West Virginia, 4%, 6/01/22	2,000,000	2,199,540
State of West Virginia, 4%, 6/01/23	2,000,000	2,188,820

		$4,734,553
General Obligations - Schools - 8.8%
Hancock County, WV, Board of Education, 5%, 5/01/19	$1,130,000	$1,289,703
Hancock County, WV, Board of Education, 4.5%, 5/01/32	1,405,000	1,534,752
Marshall County, WV, Board of Education, 5%, 5/01/20	600,000	655,026
Monongalia County, WV, Board of Education, 5%, 5/01/29	1,000,000	1,152,510
Monongalia County, WV, Board of Education, 5%, 5/01/31	2,000,000	2,290,720
Putnam County, WV, Board of Education, 4%, 5/01/20	2,500,000	2,775,075
Putnam County, WV, Board of Education, 4%, 5/01/25	1,000,000	1,075,280

		$10,773,066
Healthcare Revenue - Hospitals - 16.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$725,000	$840,536
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	450,000	514,233
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	420,000	491,984
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	340,000	390,691
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	410,000	473,001
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	290,000	334,019
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	725,000	766,260
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	675,000	730,748
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	855,000	975,888
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/41	1,100,000	1,309,671
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/27	750,000	818,003
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/34	1,000,000	1,160,230
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,154,710
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/23	2,000,000	2,489,880
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	500,000	518,160
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 6/01/22	2,500,000	2,637,475
West Virginia Hospital Finance Authority, Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,107,480
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/44	1,460,000	1,677,817
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/35	1,000,000	1,125,400

		$19,516,186
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$950,000	$1,141,777

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 9.9%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$605,000	$701,873
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	140,000	150,198
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	215,000	229,545
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,085,000	1,232,658
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/18	6,595,000	7,286,947
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/39	2,200,000	2,448,820

		$12,050,041
Sales & Excise Tax Revenue - 2.4%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	$335,000	$373,250
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/42	790,000	865,872
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	110,000	118,845
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	125,000	138,866
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	1,000,000	1,270,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	280,000	209,608

		$2,977,071
Single Family Housing - Local - 1.1%
West Virginia Housing Development Fund, “C”, 4.7%, 11/01/35	$635,000	$689,870
West Virginia Housing Development Fund, “C”, 4.9%, 11/01/43	650,000	704,347

		$1,394,217
Single Family Housing - State - 1.3%
West Virginia Housing Development Fund Rev., “A”, 1.7%, 11/01/18	$1,310,000	$1,320,650
West Virginia Housing Development Fund Rev., “A”, 2.95%, 11/01/21	300,000	314,286

		$1,634,936
State & Local Agencies - 11.5%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$545,000	$625,491
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/18	1,545,000	1,707,101
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/33	1,000,000	1,008,000
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/22	1,000,000	1,179,430
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/29	2,000,000	2,322,760
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/25	645,000	647,090
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/30	1,355,000	1,359,214
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/34	795,000	795,509
West Virginia School Building Authority Rev., “A”, 5%, 7/01/17	2,000,000	2,203,760
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/20	2,000,000	2,200,620

		$14,048,975
Tax - Other - 8.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$160,000	$178,747
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	55,000	61,562
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	360,000	415,991
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	415,000	478,549
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	415,000	466,327
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	420,000	463,189
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	110,000	119,743
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	120,000	126,394
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	280,000	317,904
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	110,000	121,173
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	275,000	313,885
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/40	2,475,000	2,779,895
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/24	1,200,000	1,267,296
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/26	1,000,000	1,109,450

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/28	$750,000	$829,935
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/30	1,000,000	1,152,890

		$10,202,930
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/33	$455,000	$455,187
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	300,000	310,701

		$765,888
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$620,000	$728,388
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	141,884
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	990,000	744,470

		$1,614,742
Toll Roads - 1.0%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$155,000	$192,829
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	120,000	146,087
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	580,000	347,374
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	1,025,000	558,902

		$1,245,192
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$560,000	$563,466

Universities - Colleges - 17.2%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/21	$380,000	$435,879
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/22	400,000	461,348
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/23	420,000	479,871
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/24	440,000	498,331
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/19	355,000	399,347
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 6/01/32	4,035,000	4,464,647
Marshall University, WV, University Rev., 5%, 5/01/30	2,000,000	2,226,440
Marshall University, WV, University Rev., 5%, 5/01/41	1,000,000	1,099,800
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	555,000	742,879
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/21	1,270,000	1,288,453
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	110,000	110,482
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/35	1,675,000	1,697,060
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	150,000	174,564
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 10/01/35	1,000,000	1,145,290
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/20	1,700,000	2,020,399
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/28	3,035,000	3,760,335

		$21,005,125
Utilities - Investor Owned - 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$470,000	$549,322
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	340,000	362,661
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/37	300,000	309,102

		$1,221,085

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$435,000	$504,378
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	605,000	720,609
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	325,000	373,789

		$1,598,776
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$615,000	$832,864
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	480,000	547,133
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	245,000	283,448
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	125,000	145,493
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	290,000	331,113
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	70,000	76,817

		$2,216,868
Water & Sewer Utility Revenue - 9.5%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/47	$1,000,000	$1,045,190
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/22	200,000	224,272
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	515,000	580,693
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	20,000	22,593
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	20,000	22,284
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	35,000	38,641
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	22,115
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	50,000	54,950
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	40,000	43,726
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	75,000	98,173
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 6/15/44	625,000	712,213
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/44	2,000,000	2,063,080
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/24	2,140,000	2,215,414
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/38	3,000,000	3,345,870
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/43	1,000,000	1,106,820

		$11,596,034
Total Municipal Bonds		$120,891,239

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	426,420	$426,420
Total Investments		$121,317,659

Other Assets, Less Liabilities - 0.9%		1,058,586
Net Assets - 100.0%		$122,376,245

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,891,239	$—	$120,891,239
Mutual Funds	426,420	—	—	426,420
Total Investments	$426,420	$120,891,239	$—	$121,317,659

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$112,889,798
Gross unrealized appreciation	8,523,073
Gross unrealized depreciation	(95,212)
Net unrealized appreciation (depreciation)	$8,427,861

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	99	24,007,254	(23,580,933)	426,420

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,199	$426,420

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 13, 2015

*	Print name and title of each signing officer under his or her signature.